UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Diversified
International Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

1.804845.108

ADIF-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value (000s)
Australia - 4.0%
Australia & New Zealand Banking Group Ltd.	467,788	$ 11,572
BHP Billiton Ltd. sponsored ADR (d)	595,636	39,514
CSL Ltd.	43,000	1,930
Iluka Resources Ltd.	236,843	2,367
Newcrest Mining Ltd.	481,196	11,884
Origin Energy Ltd.	297,766	3,696
Spark Infrastructure Group unit	1,390,264	2,381
WorleyParsons Ltd.	83,479	2,289
TOTAL AUSTRALIA		75,633
Bailiwick of Guernsey - 0.7%
Amdocs Ltd.	28,500	848
Resolution Ltd.	4,118,482	13,302
TOTAL BAILIWICK OF GUERNSEY		14,150
Bailiwick of Jersey - 1.3%
Experian PLC	836,500	12,446
Randgold Resources Ltd. sponsored ADR	42,200	3,776
Shire PLC	92,900	2,680
WPP PLC	513,104	6,488
TOTAL BAILIWICK OF JERSEY		25,390
Belgium - 2.1%
Anheuser-Busch InBev SA NV	504,331	39,904
Bermuda - 0.9%
Assured Guaranty Ltd.	290,700	3,483
Clear Media Ltd.	10,117,000	5,871
Li & Fung Ltd.	4,138,000	8,175
TOTAL BERMUDA		17,529
Brazil - 1.3%
Anhanguera Educacional Participacoes SA	262,200	3,730
BR Malls Participacoes SA	72,700	849
Estacio Participacoes SA	210,300	2,589
Itau Unibanco Banco Multiplo SA sponsored ADR	140,948	2,228
Kroton Educacional SA unit (a)	128,700	1,935
Qualicorp SA (a)	447,000	3,981
Souza Cruz SA	330,700	4,664
T4F Entretenimento SA	212,800	1,747
Tractebel Energia SA	181,600	3,239
TOTAL BRAZIL		24,962
Common Stocks - continued
	Shares	Value (000s)
British Virgin Islands - 0.2%
Mail.ru Group Ltd. GDR (Reg. S) (a)	105,400	$ 3,196
Canada - 2.9%
ARC Resources Ltd. (d)	76,700	1,914
Canadian Natural Resources Ltd.	202,400	5,520
Catamaran Corp. (a)	10,800	917
Fairfax Financial Holdings Ltd. (sub. vtg.)	14,900	5,609
Goldcorp, Inc.	172,400	6,223
Ivanhoe Mines Ltd.	481,221	4,055
Painted Pony Petroleum Ltd. (a)(e)	170,900	1,593
Painted Pony Petroleum Ltd. Class A (a)	420,800	3,923
Penn West Petroleum Ltd.	156,300	2,132
Petrobank Energy & Resources Ltd. (a)	267,200	3,104
Petrominerales Ltd. (d)	211,614	1,958
Potash Corp. of Saskatchewan, Inc.	83,900	3,715
Suncor Energy, Inc.	250,900	7,671
Tourmaline Oil Corp. (a)	150,000	4,345
Uranium One, Inc. (a)(d)	861,000	1,966
TOTAL CANADA		54,645
Cayman Islands - 1.5%
Baidu.com, Inc. sponsored ADR (a)	93,300	11,245
Haitian International Holdings Ltd.	653,000	630
Hengan International Group Co. Ltd.	876,500	8,319
HiSoft Technology International Ltd. ADR (a)	178,100	2,009
Sands China Ltd.	1,859,200	5,502
TOTAL CAYMAN ISLANDS		27,705
Curacao - 0.5%
Schlumberger Ltd.	131,900	9,399
Denmark - 3.4%
Novo Nordisk A/S Series B	350,008	53,967
William Demant Holding A/S (a)	108,835	10,284
TOTAL DENMARK		64,251
Finland - 0.1%
Nokian Tyres PLC	46,300	1,851
France - 7.6%
Arkema SA	52,600	3,874
AXA SA	557,200	6,822
BNP Paribas SA	337,143	12,515
Bureau Veritas SA	75,000	6,633
Danone SA	400	24
Common Stocks - continued
	Shares	Value (000s)
France - continued
Edenred SA	111,510	$ 2,946
Essilor International SA	144,839	12,624
Eurofins Scientific SA	14,500	1,888
Ipsos SA	6,500	189
JC Decaux SA	128,200	2,595
LVMH Moet Hennessy - Louis Vuitton SA	102,719	15,489
PPR SA	91,700	13,765
Publicis Groupe SA	136,400	6,731
Sanofi SA	565,091	46,104
Schneider Electric SA	69,000	3,908
Vivendi SA	372,073	7,078
TOTAL FRANCE		143,185
Germany - 7.0%
adidas AG	139,100	10,459
Allianz AG	93,617	9,340
BASF AG	271,541	19,873
Bayer AG	273,952	20,868
Brenntag AG	16,500	1,811
CompuGROUP Holding AG	132,400	1,859
Deutsche Post AG	288,869	5,203
ElringKlinger AG	90,000	2,499
Fresenius Medical Care AG & Co. KGaA	94,400	6,824
Fresenius SE	130,800	13,969
Linde AG	98,047	14,603
SAP AG	344,315	21,851
Siemens AG	34,650	2,936
TOTAL GERMANY		132,095
Hong Kong - 1.4%
AIA Group Ltd.	3,326,800	11,690
China Mobile Ltd. sponsored ADR	90,200	5,242
Galaxy Entertainment Group Ltd. (a)	1,909,000	4,603
Henderson Land Development Co. Ltd.	998,325	5,819
TOTAL HONG KONG		27,354
India - 1.8%
Axis Bank Ltd.	154,359	2,901
Bajaj Auto Ltd.	77,063	2,225
HDFC Bank Ltd.	1,169,785	12,320
Housing Development Finance Corp. Ltd.	602,905	7,500
ITC Ltd.	682,786	3,172
Lupin Ltd.	94,586	1,023
Common Stocks - continued
	Shares	Value (000s)
India - continued
Mahindra & Mahindra Financial Services Ltd.	231,785	$ 2,961
Shriram Transport Finance Co. Ltd.	201,979	2,101
TOTAL INDIA		34,203
Ireland - 0.5%
Accenture PLC Class A	102,100	6,157
Elan Corp. PLC sponsored ADR (a)	164,100	1,895
Ryanair Holdings PLC sponsored ADR (a)	61,600	1,815
TOTAL IRELAND		9,867
Isle of Man - 0.0%
3Legs Resources PLC (a)	645,100	394
Israel - 0.0%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	16,200	413
Italy - 1.5%
ENI SpA	275,600	5,683
Fiat Industrial SpA	736,800	7,252
Prada SpA	701,200	4,851
Saipem SpA	251,240	11,608
TOTAL ITALY		29,394
Japan - 16.8%
ABC-Mart, Inc.	100,000	4,030
Aeon Credit Service Co. Ltd.	509,400	9,710
Aozora Bank Ltd.	1,525,000	3,494
Calbee, Inc. (d)	119,900	8,348
Cosmos Pharmaceutical Corp. (d)	116,100	9,442
Denso Corp.	133,000	4,237
Don Quijote Co. Ltd.	281,200	9,381
Fanuc Corp.	63,900	9,865
Fast Retailing Co. Ltd.	13,600	2,793
Hitachi Ltd.	4,238,000	24,985
Honda Motor Co. Ltd. sponsored ADR	665,506	20,963
Hoya Corp.	238,700	5,295
Itochu Corp.	1,186,600	12,283
Japan Tobacco, Inc.	990,300	31,110
JSR Corp.	464,500	8,176
Keyence Corp.	66,100	16,463
Mitsubishi UFJ Financial Group, Inc.	1,900,000	9,213
Nikon Corp.	142,400	3,932
Nippon Telegraph & Telephone Corp.	59,500	2,762
Nitto Denko Corp.	56,600	2,432
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
ORIX Corp.	294,300	$ 27,822
Rakuten, Inc.	2,289,600	22,780
Seven & i Holdings Co., Ltd.	541,200	17,128
Seven Bank Ltd.	1,121,800	2,799
SHIMANO, Inc.	103,800	6,893
SMC Corp.	69,900	11,743
Softbank Corp.	458,400	17,490
Sumitomo Mitsui Financial Group, Inc.	131,900	4,154
Toray Industries, Inc.	423,000	2,648
Unicharm Corp.	79,000	4,352
Yahoo! Japan Corp.	5,812	2,113
TOTAL JAPAN		318,836
Korea (South) - 2.4%
Amorepacific Corp.	4,423	4,006
Hyundai Motor Co.	33,442	7,010
LG Household & Health Care Ltd.	5,491	2,831
Orion Corp.	13,469	10,685
Samsung Electronics Co. Ltd.	17,735	20,532
TOTAL KOREA (SOUTH)		45,064
Luxembourg - 0.2%
Samsonite International SA	2,735,100	4,656
Mexico - 0.9%
America Movil SAB de CV Series L sponsored ADR	295,900	7,898
Wal-Mart de Mexico SA de CV Series V	2,922,900	8,280
TOTAL MEXICO		16,178
Netherlands - 2.3%
AEGON NV	2,504,000	11,367
ASML Holding NV (Netherlands)	190,200	10,985
DE Master Blenders 1753 NV (a)	549,700	6,371
Gemalto NV	74,303	5,695
NXP Semiconductors NV (a)	216,400	4,888
Unilever NV (Certificaten Van Aandelen) (Bearer)	140,900	4,892
TOTAL NETHERLANDS		44,198
Norway - 0.9%
DnB NOR ASA	350,799	3,696
Telenor ASA	822,000	13,937
TOTAL NORWAY		17,633
Common Stocks - continued
	Shares	Value (000s)
Philippines - 0.1%
Bloomberry Resorts Corp. (a)	5,113,000	$ 1,249
Singapore - 0.1%
Avago Technologies Ltd.	54,200	2,005
South Africa - 0.9%
Foschini Ltd.	165,400	2,848
Life Healthcare Group Holdings Ltd.	641,500	2,601
Naspers Ltd. Class N	86,400	4,697
Shoprite Holdings Ltd.	206,500	4,054
Tiger Brands Ltd.	82,000	2,638
TOTAL SOUTH AFRICA		16,838
Spain - 2.7%
Amadeus IT Holding SA Class A	45,700	989
Banco Bilbao Vizcaya Argentaria SA	722,253	4,708
Grifols SA ADR	232,295	5,185
Inditex SA	272,387	28,095
Prosegur Compania de Seguridad SA (Reg.)	1,669,860	7,684
Repsol YPF SA	305,893	4,895
TOTAL SPAIN		51,556
Sweden - 1.2%
H&M Hennes & Mauritz AB (B Shares)	125,563	4,647
Svenska Handelsbanken AB (A Shares)	196,300	6,829
Swedbank AB (A Shares)	414,600	7,230
Swedish Match Co. AB	115,400	4,865
TOTAL SWEDEN		23,571
Switzerland - 4.5%
Kuehne & Nagel International AG	51,630	5,886
Nestle SA	536,099	32,974
Roche Holding AG (participation certificate)	48,529	8,614
SGS SA (Reg.)	1,910	3,827
Syngenta AG (Switzerland)	39,080	13,326
UBS AG	1,130,550	11,893
Zurich Financial Services AG	37,441	8,349
TOTAL SWITZERLAND		84,869
Taiwan - 0.5%
HIWIN Technologies Corp.	223,000	2,067
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	550,300	7,688
TOTAL TAIWAN		9,755
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - 18.2%
Aegis Group PLC	509,100	$ 1,886
Aggreko PLC	57,700	1,847
Anglo American PLC (United Kingdom)	178,800	5,326
Babcock International Group PLC	144,700	1,948
Barclays PLC	3,596,144	9,366
BG Group PLC	862,392	17,064
BHP Billiton PLC	45,000	1,312
British American Tobacco PLC sponsored ADR	171,500	18,181
Burberry Group PLC	130,144	2,559
Capita Group PLC	361,700	4,032
Compass Group PLC	213,400	2,294
Diageo PLC	168,843	4,513
Filtrona PLC	658,900	4,804
GlaxoSmithKline PLC	1,155,800	26,595
Hikma Pharmaceuticals PLC	192,188	2,097
HSBC Holdings PLC sponsored ADR	674,000	28,173
Imperial Tobacco Group PLC	282,905	10,996
Inchcape PLC	1,050,392	6,204
Intertek Group PLC	234,300	10,043
London Stock Exchange Group PLC	126,200	1,918
Meggitt PLC	748,900	4,503
Michael Page International PLC	342,900	1,976
National Grid PLC	265,500	2,754
Next PLC	323,500	16,327
Pearson PLC	296,500	5,551
PZ Cussons PLC Class L	250,100	1,203
Reckitt Benckiser Group PLC	368,413	20,257
Rolls-Royce Group PLC	1,257,600	16,770
Royal Dutch Shell PLC Class B (United Kingdom)	1,624,933	57,158
Serco Group PLC	222,228	2,009
Standard Chartered PLC (United Kingdom)	266,827	6,127
Taylor Wimpey PLC	2,688,800	1,861
Travis Perkins PLC	126,400	2,000
Vodafone Group PLC sponsored ADR	1,432,300	41,179
Whitbread PLC	100,431	3,363
TOTAL UNITED KINGDOM		344,196
United States of America - 4.4%
Apple, Inc.	32,000	19,544
Beam, Inc.	55,600	3,496
Citigroup, Inc.	353,080	9,579
Cognizant Technology Solutions Corp. Class A (a)	49,300	2,799
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Facebook, Inc. Class B (a)(f)	131,847	$ 2,576
Gilead Sciences, Inc. (a)	34,500	1,874
MasterCard, Inc. Class A	13,340	5,824
Newmont Mining Corp.	62,400	2,775
Noble Energy, Inc.	75,600	6,610
Polycom, Inc. (a)	275,000	2,404
PriceSmart, Inc.	26,300	1,894
SanDisk Corp. (a)	77,900	3,204
Schweitzer-Mauduit International, Inc.	41,345	2,816
ViroPharma, Inc. (a)	107,100	2,325
Visa, Inc. Class A	59,500	7,680
VMware, Inc. Class A (a)	25,300	2,296
Yum! Brands, Inc.	78,700	5,103
TOTAL UNITED STATES OF AMERICA		82,799
TOTAL COMMON STOCKS (Cost $1,667,052)		1,798,923
Nonconvertible Preferred Stocks - 1.5%

Germany - 1.5%
Henkel AG & Co. KGaA	66,600	4,794
ProSiebenSat.1 Media AG	224,700	4,728
Volkswagen AG	111,000	18,984
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,463)		28,506
Master Notes - 0.0%
Principal Amount (000s)
Canada - 0.0%
OZ Optics Ltd. 5% 11/5/14 (f) (Cost $15)	$ 14	14
Money Market Funds - 5.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	74,679,374	$ 74,679
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	33,018,930	33,019
TOTAL MONEY MARKET FUNDS (Cost $107,698)		107,698
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $1,795,228)		1,935,141
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(38,836)
NET ASSETS - 100%		$ 1,896,305
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,593,000 or 0.1% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,591,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11	$ 3,296
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 15
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 47
Fidelity Securities Lending Cash Central Fund	1,309
Total	$ 1,356
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 298,365	$ 232,280	$ 66,085	$ -
Consumer Staples	273,806	154,117	119,689	-
Energy	152,922	90,081	62,841	-
Financials	277,439	170,593	106,846	-
Health Care	226,123	89,953	136,170	-
Industrials	148,044	111,217	36,827	-
Information Technology	193,271	109,003	84,268	-
Materials	153,499	125,605	27,894	-
Telecommunication Services	95,586	75,334	20,252	-
Utilities	8,374	5,620	2,754	-
Master Notes	14	-	-	14
Money Market Funds	107,698	107,698	-	-
Total Investments in Securities:	$ 1,935,141	$ 1,271,501	$ 663,626	$ 14

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 142,758
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $1,811,904,000. Net unrealized appreciation aggregated $123,237,000, of which $299,927,000 related to appreciated investment securities and $176,690,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For Master notes, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Emerging Asia Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

1.804857.108

AEA-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 0.4%
Origin Energy Ltd.	51,300	$ 636,691
Spark Infrastructure Group unit	347,458	595,184
TOTAL AUSTRALIA		1,231,875
Bermuda - 1.6%
Cheung Kong Infrastructure Holdings Ltd.	238,000	1,447,084
Digital China Holdings Ltd. (H Shares)	296,000	461,862
Jardine Matheson Holdings Ltd.	30,800	1,612,380
Kunlun Energy Co. Ltd.	688,000	1,114,328
Man Wah Holdings Ltd.	510,000	190,723
SmarTone Telecommunications Holdings Ltd.	249,500	527,654
TOTAL BERMUDA		5,354,031
Cayman Islands - 3.1%
AirMedia Group, Inc. ADR (a)	109,600	193,992
ASM Pacific Technology Ltd.	155,800	2,003,077
Baidu.com, Inc. sponsored ADR (a)	3,300	397,716
Bosideng International Holdings Ltd.	2,234,000	584,809
China Lodging Group Ltd. ADR (a)(d)	29,900	344,448
China Metal Recycling (Holdings) Ltd.	1,383,600	983,099
China Shanshui Cement Group Ltd.	1,628,000	925,823
Gourmet Master Co. Ltd.	22,050	170,125
KWG Property Holding Ltd.	637,000	353,218
Lee & Man Paper Manufacturing Ltd.	1,927,000	790,212
Longfor Properties Co. Ltd.	506,500	747,206
MGM China Holdings Ltd.	292,000	405,916
Samson Holding Ltd.	4,000,000	474,551
Sands China Ltd.	523,200	1,548,408
VST Holdings Ltd.	914,000	142,615
Youyuan International Holdings Ltd.	1,946,000	378,926
TOTAL CAYMAN ISLANDS		10,444,141
China - 14.7%
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	477,400	534,364
China CITIC Bank Corp. Ltd. (H Shares)	2,040,000	1,031,220
China Communications Construction Co. Ltd. (H Shares)	4,134,000	3,641,046
China Communications Services Corp. Ltd. (H Shares)	6,196,000	3,180,017
China Construction Bank Corp. (H Shares)	12,684,000	8,570,823
China Merchants Bank Co. Ltd. (H Shares)	1,828,000	3,375,625
China Minsheng Banking Corp. Ltd. (H Shares)	3,790,000	3,523,786
China National Building Materials Co. Ltd. (H Shares)	626,000	612,705
China Pacific Insurance Group Co. Ltd. (H Shares)	535,800	1,703,157
Common Stocks - continued
	Shares	Value
China - continued
China Petroleum & Chemical Corp. (H Shares)	7,042,000	$ 6,342,422
China Railway Construction Corp. Ltd. (H Shares)	1,169,500	1,024,012
China Ship Container Lines Co. Ltd. (H Shares) (a)	4,612,000	1,129,999
China Southern Airlines Ltd. (H Shares)	5,180,000	2,571,731
China Suntien Green Energy Corp. Ltd. (H Shares)	2,431,000	407,534
CITIC Securities Co. Ltd. (H Shares)	131,000	229,407
Great Wall Motor Co. Ltd. (H Shares)	897,000	2,021,943
Guangzhou R&F Properties Co. Ltd. (H Shares)	443,200	565,238
Harbin Power Equipment Co. Ltd. (H Shares)	2,194,000	1,646,625
Industrial & Commercial Bank of China Ltd. (H Shares)	11,259,000	6,460,927
Shanghai Jin Jiang International Hotel Co. Ltd. (H Shares)	2,656,000	349,352
Tsingtao Brewery Co. Ltd. (H Shares)	126,000	739,294
TOTAL CHINA		49,661,227
Hong Kong - 14.0%
AIA Group Ltd.	1,939,000	6,813,642
BOC Hong Kong (Holdings) Ltd.	888,000	2,731,092
BYD Electronic International Co. Ltd.	547,500	108,728
Cathay Pacific Airways Ltd.	1,607,000	2,660,822
China Mobile Ltd.	447,000	5,216,056
CITIC Pacific Ltd.	1,434,000	2,078,502
CNOOC Ltd.	3,038,500	6,095,400
Galaxy Entertainment Group Ltd. (a)	340,000	819,890
HKT Trust / HKT Ltd. unit	1,593,942	1,270,270
New World Development Co. Ltd.	2,972,151	3,805,880
PCCW Ltd.	8,833,000	3,474,106
Power Assets Holdings Ltd.	1,028,000	8,086,451
Sun Hung Kai Properties Ltd.	333,000	4,163,198
TOTAL HONG KONG		47,324,037
India - 8.8%
Aditya Birla Nuvo Ltd.	37,660	532,364
Apollo Tyres Ltd.	1,021,345	1,429,258
Axis Bank Ltd.	166,900	3,136,584
Canara Bank	165,325	1,089,669
Chennai Petroleum Corp. Ltd.	42,318	92,466
Dena Bank	289,157	479,586
Exide Industries Ltd.	257,730	595,386
Gateway Distriparks Ltd.	178,612	456,174
Godrej Consumer Products Ltd.	14,739	166,610
Grasim Industries Ltd.	51,291	2,789,484
HCL Infosystems Ltd.	344,917	232,180
Common Stocks - continued
	Shares	Value
India - continued
Hindalco Industries Ltd.	842,772	$ 1,821,759
Hindustan Unilever Ltd.	318,753	2,681,231
Housing Development and Infrastructure Ltd. (a)	129,674	185,199
ICICI Bank Ltd.	110,291	1,899,844
Indian Overseas Bank	668,438	872,242
Infrastructure Development Finance Co. Ltd.	371,334	899,262
Ipca Laboratories Ltd.	60,133	433,735
Jubilant Industries Ltd.	5,873	14,550
Jubilant Life Sciences Ltd.	101,017	299,724
MindTree Consulting Ltd.	22,528	255,934
NIIT Technologies Ltd.	77,144	405,436
Petronet LNG Ltd.	245,412	646,658
Reliance Infrastructure Ltd.	37,973	338,073
Rolta India Ltd.	342,801	419,863
SREI Infrastructure Finance Ltd.	870,179	336,732
Strides Arcolab Ltd.	42,338	542,827
Tata Chemicals Ltd.	109,152	600,965
Tata Consultancy Services Ltd.	90,253	2,020,215
Tata Motors Ltd. Class A	708,163	1,648,684
Tata Steel Ltd.	263,186	1,963,237
Tech Mahindra Ltd.	31,238	400,933
TOTAL INDIA		29,686,864
Indonesia - 5.2%
PT Bank Mandiri (Persero) Tbk	2,716,000	2,386,742
PT Bank Rakyat Indonesia Tbk	7,459,500	5,528,474
PT BISI International Tbk	1,735,500	216,822
PT Global Mediacom Tbk	5,834,000	1,080,941
PT Media Nusantara Citra Tbk	697,500	175,390
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	1,531,000	445,764
PT Salim Ivomas Pratama Tbk	1,708,500	262,289
PT Telkomunikasi Indonesia Tbk Series B	4,100,000	3,962,585
PT Tower Bersama Infrastructure Tbk (a)	1,564,000	649,941
PT Unilever Indonesia Tbk	948,500	2,435,267
PT XL Axiata Tbk	700,500	456,122
TOTAL INDONESIA		17,600,337
Korea (South) - 23.7%
BS Financial Group, Inc.	378,040	3,995,486
Cheil Worldwide, Inc.	96,080	1,614,546
Chong Kun Dang Pharmaceutical Corp.	29,390	544,562
CJ Corp.	17,962	1,162,866
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Daewoo Securities Co. Ltd.	73,190	$ 686,154
DGB Financial Group Co. Ltd.	147,790	1,692,695
Dongbu Insurance Co. Ltd.	28,780	1,069,065
Hana Financial Group, Inc.	99,230	3,172,599
Hanjin Shipping Co. Ltd. (a)	74,040	946,233
Hotel Shilla Co.	17,920	767,884
Hyundai Hysco Co. Ltd.	20,300	789,076
Hyundai Merchant Marine Co. Ltd. (a)	27,490	607,825
Hyundai Motor Co.	35,543	7,450,173
ICD Co. Ltd.	16,032	184,330
Industrial Bank of Korea	115,150	1,252,659
KCC Corp.	1,848	465,812
Kia Motors Corp.	70,410	4,863,505
Kiwoom Securities Co. Ltd.	4,360	230,596
Korea Zinc Co. Ltd.	4,376	1,486,184
Korean Reinsurance Co.	49,770	430,497
LG International Corp.	27,494	911,870
LIG Non-Life Insurance Co. Ltd.	16,970	329,443
Lotte Samkang Co. Ltd.	3,726	1,670,763
Nong Shim Co. Ltd.	3,536	691,144
POSCO	15,330	4,896,140
Samsung Electronics Co. Ltd.	22,368	25,895,886
Samsung Fire & Marine Insurance Co. Ltd.	12,473	2,338,680
Samsung Heavy Industries Ltd.	146,140	5,060,167
SK Chemicals Co. Ltd.	21,317	1,104,810
SK Energy Co. Ltd.	12,003	1,650,761
SK Holdings Co. Ltd.	8,540	1,170,721
Sungwoo Hitech Co. Ltd.	103,530	1,172,034
TOTAL KOREA (SOUTH)		80,305,166
Malaysia - 0.5%
Glomac Bhd	1,577,300	429,094
Maxis Bhd	691,200	1,418,016
TOTAL MALAYSIA		1,847,110
Mauritius - 0.4%
Golden Agri-Resources Ltd.	2,157,000	1,282,690
Philippines - 0.9%
Aboitiz Power Corp.	612,500	506,932
Bloomberry Resorts Corp. (a)	437,000	106,777
Manila Water Co., Inc.	2,436,500	1,523,360
Common Stocks - continued
	Shares	Value
Philippines - continued
PUREGOLD Price Club, Inc.	639,400	$ 406,661
Security Bank Corp.	193,860	657,113
TOTAL PHILIPPINES		3,200,843
Singapore - 5.1%
Avago Technologies Ltd.	38,200	1,413,400
City Developments Ltd.	265,000	2,491,562
DBS Group Holdings Ltd.	354,000	4,193,153
First Resources Ltd.	1,289,000	1,968,097
Mapletree Industrial (REIT)	832,000	869,174
Mapletree Logistics Trust (REIT)	1,870,000	1,525,273
Neptune Orient Lines Ltd. (a)	467,000	431,573
Olam International Ltd.	872,000	1,292,864
UOL Group Ltd.	508,000	2,114,626
Yanlord Land Group Ltd. (a)	916,000	894,359
TOTAL SINGAPORE		17,194,081
Taiwan - 8.9%
ASUSTeK Computer, Inc.	275,000	2,558,033
Chicony Electronics Co. Ltd.	978,075	1,894,734
Chipbond Technology Corp.	736,000	926,760
Compal Electronics, Inc.	1,667,000	1,570,120
E.Sun Financial Holdings Co. Ltd.	2,610,568	1,434,330
Far EasTone Telecommunications Co. Ltd.	507,000	1,280,200
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,646,900	4,653,565
Insyde Software Corp.	131,195	471,058
Lite-On Technology Corp.	833,000	1,050,292
Radiant Opto-Electronics Corp.	312,000	1,229,659
Taiwan Semiconductor Manufacturing Co. Ltd.	2,475,393	6,712,126
Unified-President Enterprises Corp.	1,545,000	2,600,802
United Microelectronics Corp.	4,080,000	1,706,228
Wistron Corp.	1,454,355	1,571,422
Yang Ming Marine Transport Corp.	1,538,000	631,844
TOTAL TAIWAN		30,291,173
Thailand - 7.4%
Advanced Info Service PCL (For. Reg.)	329,400	2,093,422
Bangchak Petroleum PCL (For. Reg.)	308,700	217,767
Bangkok Bank Public Co. Ltd. NVDR	406,000	2,528,630
Banpu PCL (For. Reg.)	234,700	2,983,159
Charoen Pokphand Foods PCL (For. Reg.)	1,474,900	1,558,323
LPN Development PCL (For. Reg.)	3,834,100	2,119,903
Minor International PCL (For. Reg.)	1,313,900	655,489
Common Stocks - continued
	Shares	Value
Thailand - continued
PTT Global Chemical PCL (For. Reg.)	1,352,467	$ 2,546,351
PTT PCL (For. Reg.)	323,500	3,351,160
Siam Commercial Bank PCL (For. Reg.)	630,800	3,217,140
Siam Makro PCL (For. Reg.)	61,100	640,705
Thai Union Frozen Products PCL (For. Reg.)	866,720	2,024,275
Total Access Communication PCL	263,900	667,667
Total Access Communication PCL unit	220,200	575,515
TOTAL THAILAND		25,179,506
United Kingdom - 1.8%
HSBC Holdings PLC (Hong Kong)	300,078	2,510,125
Standard Chartered PLC (Hong Kong)	79,746	1,865,440
Vedanta Resources PLC (d)	102,000	1,560,826
TOTAL UNITED KINGDOM		5,936,391
United States of America - 1.2%
China Natural Gas, Inc. (a)(d)	13,300	11,970
Citigroup, Inc.	38,700	1,049,931
Cognizant Technology Solutions Corp. Class A (a)	24,300	1,379,511
Freeport-McMoRan Copper & Gold, Inc.	50,600	1,703,702
TOTAL UNITED STATES OF AMERICA		4,145,114
TOTAL COMMON STOCKS (Cost $313,295,909)		330,684,586
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.17% (b)	8,705,049	8,705,049
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,321,275	1,321,275
TOTAL MONEY MARKET FUNDS (Cost $10,026,324)		10,026,324
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $323,322,233)		340,710,910
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(2,322,842)
NET ASSETS - 100%		$ 338,388,068
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,652
Fidelity Securities Lending Cash Central Fund	73,153
Total	$ 77,805
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 28,664,224	$ 28,664,224	$ -	$ -
Consumer Staples	21,083,601	21,083,601	-	-
Energy	23,538,346	11,100,524	12,437,822	-
Financials	103,986,480	99,576,511	4,409,969	-
Health Care	1,820,848	1,820,848	-	-
Industrials	29,276,930	29,276,930	-	-
Information Technology	60,065,683	51,647,329	8,418,354	-
Materials	24,967,849	17,282,225	7,685,624	-
Telecommunication Services	24,771,571	15,592,930	9,178,641	-
Utilities	12,509,054	12,509,054	-	-
Money Market Funds	10,026,324	10,026,324	-	-
Total Investments in Securities:	$ 340,710,910	$ 298,580,500	$ 42,130,410	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 177,511,752
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $323,807,091. Net unrealized appreciation aggregated $16,903,819, of which $44,631,735 related to appreciated investment securities and $27,727,916 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Europe Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

1.804846.108

AEUR-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
Australia - 0.3%
Fortescue Metals Group Ltd.	12,647	$ 54,891
Bailiwick of Guernsey - 0.4%
Resolution Ltd.	18,200	58,782
Bailiwick of Jersey - 2.7%
Experian PLC	14,700	218,720
Shire PLC	2,890	83,363
Wolseley PLC	3,400	122,766
TOTAL BAILIWICK OF JERSEY		424,849
Belgium - 1.8%
Anheuser-Busch InBev SA NV	2,700	213,632
KBC Groupe SA	3,318	69,565
TOTAL BELGIUM		283,197
Denmark - 2.5%
Novo Nordisk A/S Series B	2,537	391,174
Finland - 0.4%
Fortum Corp.	3,700	62,005
France - 12.8%
Alstom SA	1,985	66,041
Arkema SA	1,300	95,747
Atos Origin SA	1,485	83,628
BNP Paribas SA	4,995	185,420
Carrefour SA	3,952	70,920
Christian Dior SA	800	110,785
Essilor International SA	1,060	92,391
Eurofins Scientific SA	700	91,123
JC Decaux SA	3,800	76,912
L'Oreal SA	900	108,100
PPR SA	1,100	165,120
Publicis Groupe SA	1,900	93,756
Remy Cointreau SA	800	94,495
Sanofi SA	6,309	514,736
Vivendi SA	8,432	160,393
TOTAL FRANCE		2,009,567
Germany - 8.5%
adidas AG	1,600	120,304
Allianz AG	1,337	133,397
BASF AG	1,560	114,167
Bayer AG	3,400	258,992
Brenntag AG	700	76,843
Common Stocks - continued
	Shares	Value
Germany - continued
Deutsche Boerse AG	1,400	$ 69,703
Fresenius Medical Care AG & Co. KGaA	1,300	93,974
GSW Immobilien AG	2,300	84,756
HeidelbergCement Finance AG	2,500	116,457
SAP AG	2,778	176,300
Software AG (Bearer)	1,100	35,947
Wirecard AG	2,900	57,447
TOTAL GERMANY		1,338,287
Ireland - 1.6%
CRH PLC	5,200	95,205
Elan Corp. PLC (a)	6,200	72,310
Ingersoll-Rand PLC	2,100	89,061
TOTAL IRELAND		256,576
Italy - 4.5%
ENI SpA	14,400	296,932
Fiat Industrial SpA	4,100	40,357
Intesa Sanpaolo SpA	68,832	87,486
Prada SpA	8,700	60,190
Prysmian SpA	7,200	115,786
Saipem SpA	2,200	101,643
TOTAL ITALY		702,394
Netherlands - 4.3%
Aalberts Industries NV	3,100	49,051
AEGON NV	22,900	103,952
ASML Holding NV (Netherlands)	1,100	63,533
DE Master Blenders 1753 NV (a)	9,400	108,938
Gemalto NV	614	47,058
Koninklijke Philips Electronics NV	3,600	79,172
LyondellBasell Industries NV Class A	2,100	93,513
NXP Semiconductors NV (a)	2,900	65,511
Randstad Holding NV	2,000	60,708
TOTAL NETHERLANDS		671,436
Norway - 0.4%
DnB NOR ASA	5,400	56,889
South Africa - 0.2%
Naspers Ltd. Class N	600	32,619
Spain - 4.8%
Amadeus IT Holding SA Class A	2,700	58,419
Common Stocks - continued
	Shares	Value
Spain - continued
Banco Bilbao Vizcaya Argentaria SA	25,606	$ 166,930
Grifols SA (a)(d)	3,000	93,535
Grifols SA ADR	3,050	68,076
Inditex SA	2,522	260,130
Repsol YPF SA	6,741	107,865
TOTAL SPAIN		754,955
Sweden - 3.4%
H&M Hennes & Mauritz AB (B Shares)	5,548	205,338
Swedbank AB (A Shares)	9,705	169,250
Swedish Match Co. AB	3,800	160,199
TOTAL SWEDEN		534,787
Switzerland - 8.6%
Actelion Ltd.	1,224	55,978
Adecco SA (Reg.)	1,365	60,120
Nestle SA	10,595	651,676
Roche Holding AG (participation certificate)	928	164,726
Schindler Holding AG (participation certificate)	1,065	124,685
Syngenta AG (Switzerland)	400	136,393
UBS AG	15,434	162,366
TOTAL SWITZERLAND		1,355,944
United Kingdom - 35.5%
Barclays PLC	53,349	138,942
Barratt Developments PLC (a)	63,400	131,409
Bellway PLC	8,000	100,656
BG Group PLC	11,773	232,944
BHP Billiton PLC	6,526	190,291
British American Tobacco PLC (United Kingdom)	8,300	440,851
British Land Co. PLC	15,396	129,021
Domino Printing Sciences PLC	6,700	58,038
Filtrona PLC	16,000	116,648
GlaxoSmithKline PLC	5,700	131,156
Hilton Food Group PLC	9,700	40,986
HSBC Holdings PLC (United Kingdom)	53,700	448,616
Intertek Group PLC	1,900	81,444
Meggitt PLC	21,600	129,874
Michael Page International PLC	20,400	117,542
Next PLC	3,300	166,548
Old Mutual PLC	44,012	108,820
Persimmon PLC	12,000	115,801
Prudential PLC	13,152	156,507
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Reckitt Benckiser Group PLC	3,800	$ 208,941
Redrow PLC (a)	22,300	43,704
Rolls-Royce Group PLC	13,286	177,163
Royal Dutch Shell PLC Class A (United Kingdom)	17,073	580,191
SABMiller PLC	5,200	224,773
Standard Chartered PLC (United Kingdom)	9,650	221,575
SuperGroup PLC (a)	5,100	33,443
Taylor Wimpey PLC	227,500	157,477
Ted Baker PLC	8,200	113,715
Tesco PLC	27,700	138,149
Tullow Oil PLC	4,500	91,014
Vodafone Group PLC	154,900	443,314
Whitbread PLC	3,243	108,606
TOTAL UNITED KINGDOM		5,578,159
United States of America - 5.2%
Allergan, Inc.	700	57,449
Apple, Inc.	115	70,237
Avon Products, Inc.	4,800	74,352
Beam, Inc.	2,000	125,760
Estee Lauder Companies, Inc. Class A	900	47,142
Google, Inc. Class A (a)	100	63,297
Mead Johnson Nutrition Co. Class A	700	51,072
Noble Energy, Inc.	500	43,715
salesforce.com, Inc. (a)	500	62,180
Theravance, Inc. (a)	1,600	46,608
Visa, Inc. Class A	900	116,163
Yum! Brands, Inc.	1,000	64,840
TOTAL UNITED STATES OF AMERICA		822,815
TOTAL COMMON STOCKS (Cost $15,441,616)		15,389,326
Nonconvertible Preferred Stocks - 1.6%

Germany - 1.6%
ProSiebenSat.1 Media AG	4,000	84,159
Volkswagen AG	1,000	171,026
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $252,072)		255,185
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	216,111	$ 216,111
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	186,625	186,625
TOTAL MONEY MARKET FUNDS (Cost $402,736)		402,736
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $16,096,424)		16,047,247
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(333,810)
NET ASSETS - 100%		$ 15,713,437
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 359
Fidelity Securities Lending Cash Central Fund	9,907
Total	$ 10,266
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,416,538	$ 2,416,538	$ -	$ -
Consumer Staples	2,759,986	2,105,503	654,483	-
Energy	1,454,304	577,181	877,123	-
Financials	2,551,977	1,374,664	1,177,313	-
Health Care	2,215,591	928,878	1,286,713	-
Industrials	1,609,333	1,530,161	79,172	-
Information Technology	957,758	717,925	239,833	-
Materials	1,013,312	591,423	421,889	-
Telecommunication Services	603,707	160,393	443,314	-
Utilities	62,005	62,005	-	-
Money Market Funds	402,736	402,736	-	-
Total Investments in Securities:	$ 16,047,247	$ 10,867,407	$ 5,179,840	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 245,665
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $16,255,899. Net unrealized depreciation aggregated $208,652, of which $1,132,807 related to appreciated investment securities and $1,341,459 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Global Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

1.804860.108

AGLO-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
Australia - 2.1%
Australia & New Zealand Banking Group Ltd.	3,820	$ 94,500
carsales.com Ltd. (d)	180,855	1,199,282
Goodman Group unit	29,684	117,293
Nufarm Ltd.	20,863	119,929
Troy Resources NL	7,801	32,710
TOTAL AUSTRALIA		1,563,714
Austria - 0.2%
OMV AG	4,700	147,926
Bailiwick of Jersey - 0.2%
Delphi Automotive PLC	2,800	79,492
Experian PLC	6,200	92,249
TOTAL BAILIWICK OF JERSEY		171,741
Belgium - 0.8%
Anheuser-Busch InBev SA NV ADR	7,800	617,916
Bermuda - 0.7%
China Foods Ltd.	58,000	54,524
Fairwood Holdings Ltd.	66,000	130,558
Invesco Ltd.	5,200	115,076
Marvell Technology Group Ltd.	15,300	172,278
Nabors Industries Ltd. (a)	2,300	31,832
Soundwill Holdings Ltd.	38,000	56,157
TOTAL BERMUDA		560,425
Brazil - 1.6%
CCR SA	30,800	257,017
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	4,100	175,028
Multiplus SA	7,600	183,398
Qualicorp SA (a)	18,000	160,306
Totvs SA	21,100	389,215
TOTAL BRAZIL		1,164,964
British Virgin Islands - 0.2%
Mail.ru Group Ltd. GDR (Reg. S) (a)	6,000	181,920
Canada - 1.8%
Bellhaven Copper & Gold, Inc. (a)	350,000	90,741
Canadian National Railway Co.	1,200	105,862
Canadian Natural Resources Ltd.	6,900	188,179
CGI Group, Inc. Class A (sub. vtg.) (a)	5,200	122,527
Eldorado Gold Corp.	5,200	56,260
Common Stocks - continued
	Shares	Value
Canada - continued
Goldcorp, Inc.	6,800	$ 245,460
Petrobank Energy & Resources Ltd. (a)	12,200	141,726
PHX Energy Services Corp. (d)	20,100	165,354
Suncor Energy, Inc.	2,800	85,604
Talisman Energy, Inc.	10,400	128,594
TOTAL CANADA		1,330,307
Cayman Islands - 2.1%
3SBio, Inc. sponsored ADR (a)	15,800	175,064
Biostime International Holdings Ltd.	160,500	360,130
International Taifeng Holdings Ltd.	264,000	60,598
Pico Far East Holdings Ltd.	674,000	147,756
Shenguan Holdings Group Ltd.	422,000	236,721
Shenzhou International Group Holdings Ltd.	175,000	309,167
SITC International Holdings Co. Ltd.	191,000	44,581
SOHO China Ltd.	279,000	207,594
TOTAL CAYMAN ISLANDS		1,541,611
France - 4.2%
BNP Paribas SA	4,800	178,182
Club Mediterranee SA (a)	22,500	368,474
Danone SA	2,400	146,112
Edenred SA	15,600	412,100
Ingenico SA	9,922	531,660
Maisons France Confort	7,200	194,452
Safran SA	2,200	74,696
Sanofi SA sponsored ADR	28,000	1,137,920
Ubisoft Entertainment SA (a)	13,859	95,833
TOTAL FRANCE		3,139,429
Germany - 0.6%
Aareal Bank AG (a)	10,646	176,834
adidas AG	1,800	135,342
Amadeus Fire AG	1,200	50,835
Isra Vision AG	2,500	56,829
TOTAL GERMANY		419,840
Hong Kong - 0.2%
Lenovo Group Ltd.	206,000	142,917
India - 4.4%
Bata India Ltd.	7,330	117,397
Cipla Ltd.	12,031	73,321
Common Stocks - continued
	Shares	Value
India - continued
CRISIL Ltd.	8,538	$ 138,258
ICRA Ltd.	7,131	154,948
INFO Edge India Ltd.	121,252	701,084
Ipca Laboratories Ltd.	27,641	199,372
Jubilant Foodworks Ltd. (a)	55,955	1,132,746
Lovable Lingerie Ltd.	8,676	49,236
Manappuram General Finance & Leasing Ltd.	520,816	314,496
Opto Circuits India Ltd.	18,875	52,266
Page Industries Ltd.	3,370	178,842
Prakash Industries Ltd.	58,881	62,633
Sintex Industries Ltd.	41,058	44,339
Talwalkars Better Value Fitness Ltd.	28,910	80,470
TOTAL INDIA		3,299,408
Ireland - 1.4%
Jazz Pharmaceuticals PLC (a)	2,000	96,140
Paddy Power PLC (Ireland)	4,200	283,189
Trinity Biotech PLC sponsored ADR	52,141	657,498
TOTAL IRELAND		1,036,827
Israel - 0.3%
NICE Systems Ltd. sponsored ADR (a)	6,900	248,400
Italy - 0.8%
Amplifon SpA	24,000	89,298
De Longhi SpA	18,200	201,540
ENI SpA	13,400	276,311
Gentium SpA sponsored ADR (a)	4,100	41,205
TOTAL ITALY		608,354
Japan - 12.2%
Ajinomoto Co., Inc.	28,000	396,614
ARNEST ONE Corp.	8,600	117,605
Asahi Glass Co. Ltd.	23,000	135,031
CAC Corp.	49,000	385,299
CKD Corp.	19,200	120,083
cocokara fine HOLDINGS, Inc.	3,200	108,579
Credit Saison Co. Ltd.	6,700	151,926
Daihatsu Motor Co. Ltd.	32,000	534,776
Fujitsu Ltd.	26,000	101,999
Futaba Industrial Co. Ltd.	11,500	53,620
Growell Holdings Co. Ltd.	600	21,866
Hamakyorex Co. Ltd.	3,100	104,521
Common Stocks - continued
	Shares	Value
Japan - continued
Hitachi Capital Corp.	14,800	$ 268,524
Hitachi Transport System Ltd.	17,500	320,997
IT Holdings Corp.	20,000	206,960
Iwatsuka Confectionary Co. Ltd.	1,300	48,986
Kanto Natural Gas Development	9,000	46,197
Kintetsu World Express, Inc.	8,300	256,555
KOMERI Co. Ltd.	1,000	24,984
Micronics Japan Co. Ltd.	10,100	34,579
Mitsubishi UFJ Lease & Finance Co. Ltd.	6,630	264,627
Monex Group, Inc.	677	109,865
Nagaileben Co. Ltd.	3,500	52,885
Nomura Real Estate Holdings, Inc.	8,300	153,279
NSD Co. Ltd.	20,300	177,962
ORIX Corp.	2,430	229,726
Otsuka Corp.	3,400	298,741
Piolax, Inc.	5,700	120,738
Relo Holdings Corp.	11,400	396,432
Ryoyo Electro Corp.	16,500	171,907
Sekisui House Ltd.	23,000	219,784
Shimamura Co. Ltd.	2,600	301,753
Shinsei Bank Ltd.	300,000	337,982
Ship Healthcare Holdings, Inc.	12,500	326,792
Shoei Co. Ltd.	6,500	39,989
Square Enix Holdings Co. Ltd.	12,800	197,491
Sumitomo Mitsui Financial Group, Inc.	11,000	346,404
The Suruga Bank Ltd.	24,000	253,384
Tocalo Co. Ltd.	1,600	22,349
Tohokushinsha Film Corp.	15,100	123,127
Toshiba Plant Systems & Services Corp.	21,000	258,266
Tsutsumi Jewelry Co. Ltd.	23,300	546,474
USS Co. Ltd.	4,020	432,618
Xebio Co. Ltd.	10,700	232,808
TOTAL JAPAN		9,055,084
Korea (South) - 1.4%
Kia Motors Corp.	1,980	136,767
Korea Investment Holdings Co. Ltd.	2,910	89,050
LG Household & Health Care Ltd.	561	289,265
LIG Non-Life Insurance Co. Ltd.	6,710	130,263
MegaStudy Co. Ltd.	3,198	194,312
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Orion Corp.	125	$ 99,167
Samsung Electronics Co. Ltd.	101	116,930
TOTAL KOREA (SOUTH)		1,055,754
Luxembourg - 0.7%
Altisource Portfolio Solutions SA (a)	6,700	519,652
Mexico - 0.4%
America Movil SAB de CV Series L sponsored ADR	11,000	293,590
Netherlands - 3.0%
Gemalto NV	16,177	1,239,831
ING Groep NV (Certificaten Van Aandelen) (a)	15,000	98,676
LyondellBasell Industries NV Class A	5,400	240,462
Randstad Holding NV	4,447	134,984
Unilever NV (Certificaten Van Aandelen) (Bearer)	14,715	510,873
TOTAL NETHERLANDS		2,224,826
Norway - 0.1%
Schibsted ASA (B Shares)	1,900	58,316
Panama - 0.9%
Copa Holdings SA Class A	7,102	550,618
McDermott International, Inc. (a)	7,700	90,090
TOTAL PANAMA		640,708
Russia - 1.5%
Gazprom OAO sponsored ADR (Reg. S)	18,700	173,069
Mobile TeleSystems OJSC sponsored ADR	19,400	367,630
Pharmstandard OJSC (a)	2,133	94,070
Vozrozhdenie Bank	27,400	469,124
TOTAL RUSSIA		1,103,893
Singapore - 0.2%
Breadtalk Group Ltd.	209,000	90,694
Global Logistic Properties Ltd.	30,000	54,243
TOTAL SINGAPORE		144,937
South Africa - 0.7%
Life Healthcare Group Holdings Ltd.	41,500	168,246
Super Group Ltd. (a)	179,100	351,684
TOTAL SOUTH AFRICA		519,930
Sweden - 1.0%
AarhusKarlshamn AB	16,600	540,669
Common Stocks - continued
	Shares	Value
Sweden - continued
DIBS Payment Services AB	7,300	$ 49,163
EnergyO Solutions AB (a)	46,207	134,531
TOTAL SWEDEN		724,363
Switzerland - 0.4%
Aryzta AG	4,740	235,713
Syngenta AG (Switzerland)	150	51,147
TOTAL SWITZERLAND		286,860
Thailand - 0.6%
Asian Property Development PCL (For. Reg.)	1,245,100	292,779
Supalai PCL (For. Reg.)	209,400	119,771
TOTAL THAILAND		412,550
Turkey - 0.3%
Turkiye Halk Bankasi A/S	23,000	197,342
United Kingdom - 3.4%
Aberdeen Asset Management PLC	71,400	289,153
Ashtead Group PLC	28,400	112,520
Barclays PLC	55,056	143,388
Dechra Pharmaceuticals PLC	8,500	65,274
Domino Printing Sciences PLC	21,300	184,509
GlaxoSmithKline PLC	20,000	460,195
Great Portland Estates PLC	7,500	50,516
HSBC Holdings PLC (United Kingdom)	19,900	166,247
Kingfisher PLC	30,419	127,243
Moneysupermarket.com Group PLC	252,300	561,707
Pearson PLC	4,100	76,759
Royalblue Group PLC	1,100	24,179
Shanks Group PLC	26,100	32,102
Speedy Hire PLC	411,500	154,841
Tesco PLC	11,200	55,858
Volex PLC	11,500	42,101
Whitbread PLC	111	3,717
TOTAL UNITED KINGDOM		2,550,309
United States of America - 50.0%
Aceto Corp.	40,400	354,712
Actuant Corp. Class A	10,100	287,446
Advance Auto Parts, Inc.	3,100	217,465
AGCO Corp. (a)	4,500	197,280
Alliance Data Systems Corp. (a)	3,800	494,000
Common Stocks - continued
	Shares	Value
United States of America - continued
American Public Education, Inc. (a)(d)	4,800	$ 120,528
Ameriprise Financial, Inc.	2,420	125,162
Amgen, Inc.	5,600	462,560
Apache Corp.	4,800	413,376
Apple, Inc.	1,681	1,026,688
Aqua America, Inc.	7,400	189,736
Arrow Electronics, Inc. (a)	1,900	64,125
Asbury Automotive Group, Inc. (a)	9,600	251,136
Autodesk, Inc. (a)	2,800	94,976
Barrett Business Services, Inc.	19,400	506,728
BB&T Corp.	19,200	602,304
Bed Bath & Beyond, Inc. (a)	1,300	79,235
Biogen Idec, Inc. (a)	1,000	145,830
Blucora, Inc. (a)	18,835	287,234
Brocade Communications Systems, Inc. (a)	30,300	150,591
Cambrex Corp. (a)	7,800	71,994
CDI Corp.	3,200	51,712
Celgene Corp. (a)	1,600	109,536
CF Industries Holdings, Inc.	800	156,608
Chuys Holdings, Inc.	700	12,187
Commercial Metals Co.	4,900	63,161
Computer Task Group, Inc. (a)	30,700	457,737
Consolidated Edison, Inc.	2,900	187,050
Corning, Inc.	500	5,705
Corporate Executive Board Co.	8,400	387,492
Corrections Corp. of America	6,900	214,452
Cracker Barrel Old Country Store, Inc.	7,100	444,886
Delek US Holdings, Inc.	13,400	264,516
Discovery Communications, Inc. (a)	2,700	136,701
Dominion Resources, Inc.	2,700	146,637
DTE Energy Co.	3,100	190,247
Duke Energy Corp.	5,200	352,456
Dycom Industries, Inc. (a)	2,800	48,776
eBay, Inc. (a)	8,800	389,840
EPAM Systems, Inc.	3,600	57,744
Equifax, Inc.	7,700	360,668
Expedia, Inc.	3,900	222,261
Express Scripts Holding Co. (a)	12,600	730,044
Fidelity National Information Services, Inc.	8,000	251,520
Fiesta Restaurant Group, Inc. (a)	15,000	230,850
First Commonwealth Financial Corp.	103,600	726,236
Fiserv, Inc. (a)	6,450	452,339
Common Stocks - continued
	Shares	Value
United States of America - continued
FMC Corp.	5,500	$ 300,850
Foot Locker, Inc.	2,800	92,456
General Electric Co.	21,000	435,750
Google, Inc. Class A (a)	1,500	949,455
Group 1 Automotive, Inc.	4,600	247,250
Hawaiian Electric Industries, Inc.	6,700	190,883
Heartland Payment Systems, Inc.	6,800	215,560
Heska Corp.	28,000	288,400
Hess Corp.	6,600	311,256
HollyFrontier Corp.	6,100	228,079
Hubbell, Inc. Class B	600	49,368
Huntington Bancshares, Inc.	40,100	249,222
Icahn Enterprises LP rights (a)	8,000	0
Integrys Energy Group, Inc.	3,300	199,782
International Paper Co.	2,000	65,620
Intuit, Inc.	3,300	191,466
Jabil Circuit, Inc.	600	13,020
Jarden Corp.	24,500	1,107,400
John Wiley & Sons, Inc. Class A	1,100	52,415
Kforce, Inc. (a)	5,319	61,541
Landec Corp. (a)	35,200	281,248
Lincoln National Corp.	2,800	56,140
Lithia Motors, Inc. Class A (sub. vtg.)	6,900	192,234
Marathon Oil Corp.	300	7,941
Marathon Petroleum Corp.	6,700	316,910
Maximus, Inc.	4,400	222,200
McKesson Corp.	1,900	172,387
Mentor Graphics Corp. (a)	14,700	224,616
Merck & Co., Inc.	4,900	216,433
MetLife, Inc.	6,700	206,159
Motorola Solutions, Inc.	16,800	812,112
Murphy Oil Corp.	9,800	525,868
Natus Medical, Inc. (a)	15,700	194,052
NextEra Energy, Inc.	2,700	191,430
Northeast Utilities	4,800	191,424
Omnicare, Inc.	9,100	285,831
PacWest Bancorp	20,500	469,655
Papa John's International, Inc. (a)	5,000	255,050
PDF Solutions, Inc. (a)	43,100	401,261
Penske Automotive Group, Inc.	14,700	351,330
Perficient, Inc. (a)	19,000	252,510
PG&E Corp.	4,000	184,640
Common Stocks - continued
	Shares	Value
United States of America - continued
Phillips 66	4,800	$ 180,480
Portfolio Recovery Associates, Inc. (a)	800	67,744
PPG Industries, Inc.	1,000	109,460
PVH Corp.	1,300	103,259
QEP Resources, Inc.	15,500	465,465
Questar Corp.	7,100	144,485
Rayonier, Inc.	2,300	109,687
Rockwood Holdings, Inc.	5,500	243,210
Ross Stores, Inc.	7,800	518,232
Safeway, Inc.	15,000	233,250
Sempra Energy	2,700	190,107
Smart Balance, Inc. (a)	7,600	72,352
Snap-On, Inc.	1,400	94,892
Sonic Automotive, Inc. Class A (sub. vtg.) (d)	41,400	708,768
Southern Co.	3,800	182,970
Steel Dynamics, Inc.	4,100	52,849
Stone Energy Corp. (a)	1,800	47,268
SurModics, Inc. (a)	6,200	98,828
Synopsys, Inc. (a)	25,200	763,308
Sypris Solutions, Inc.	48,700	302,427
TD Ameritrade Holding Corp.	900	14,328
The AES Corp. (a)	21,000	253,260
The Walt Disney Co.	25,300	1,243,241
Time Warner Cable, Inc.	4,300	365,199
Time Warner, Inc.	14,000	547,680
Total System Services, Inc.	29,400	695,310
U.S. Bancorp	1,500	50,250
UnitedHealth Group, Inc.	4,200	214,578
Valero Energy Corp.	11,400	313,500
Valspar Corp.	12,200	612,440
Vectren Corp.	12,700	379,095
Viacom, Inc. Class B (non-vtg.)	5,400	252,234
Visa, Inc. Class A	4,400	567,908
W.R. Grace & Co. (a)	8,900	498,756
Wal-Mart Stores, Inc.	700	52,101
Walter Investment Management Corp.	10,000	226,200
Wells Fargo & Co.	20,300	686,343
Western Refining, Inc.	4,800	112,944
Wisconsin Energy Corp.	4,600	187,404
Common Stocks - continued
	Shares	Value
United States of America - continued
Wyndham Worldwide Corp.	18,700	$ 973,335
Xcel Energy, Inc.	6,200	181,660
TOTAL UNITED STATES OF AMERICA		37,172,478
TOTAL COMMON STOCKS (Cost $71,495,356)		73,136,291
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.5%
Volkswagen AG (Cost $422,399)	2,300	393,359
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.17% (b)	288,335	288,335
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,599,800	1,599,800
TOTAL MONEY MARKET FUNDS (Cost $1,888,135)		1,888,135
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $73,805,890)		75,417,785
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(1,067,033)
NET ASSETS - 100%		$ 74,350,752
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,528
Fidelity Securities Lending Cash Central Fund	16,758
Total	$ 18,286
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 16,285,024	$ 13,459,989	$ 2,825,035	$ -
Consumer Staples	4,171,390	3,084,472	1,086,918	-
Energy	4,662,485	4,339,977	322,508	-
Financials	10,207,377	7,286,917	2,920,460	-
Health Care	6,680,019	5,840,147	839,872	-
Industrials	7,091,339	5,873,537	1,217,802	-
Information Technology	16,634,427	15,059,489	1,574,938	-
Materials	3,283,544	3,232,397	51,147	-
Telecommunication Services	661,220	661,220	-	-
Utilities	3,852,825	3,852,825	-	-
Money Market Funds	1,888,135	1,888,135	-	-
Total Investments in Securities:	$ 75,417,785	$ 64,579,105	$ 10,838,680	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 13,473,425
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $74,059,627. Net unrealized appreciation aggregated $1,358,158, of which $6,408,235 related to appreciated investment securities and $5,050,077 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

1.804862.108

AICAP-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Australia - 0.8%
Fortescue Metals Group Ltd. (d)	114,497	$ 496,942
Iluka Resources Ltd.	49,020	489,909
TOTAL AUSTRALIA		986,851
Austria - 0.1%
Andritz AG	2,700	148,015
Bailiwick of Jersey - 0.5%
Experian PLC	37,200	553,495
Belgium - 1.2%
Anheuser-Busch InBev SA NV	11,680	924,158
Umicore SA	10,415	461,967
TOTAL BELGIUM		1,386,125
Bermuda - 0.8%
Credicorp Ltd. (NY Shares)	4,220	489,267
Petra Diamonds Ltd. (a)	211,062	397,096
TOTAL BERMUDA		886,363
Brazil - 3.2%
BR Malls Participacoes SA	39,900	465,747
CCR SA	57,700	481,490
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	17,500	674,625
Iguatemi Empresa de Shopping Centers SA	22,200	475,049
Itau Unibanco Banco Multiplo SA sponsored ADR	48,150	761,252
Multiplan Empreendimentos Imobiliarios SA	17,600	445,067
Souza Cruz SA	34,300	483,735
TOTAL BRAZIL		3,786,965
Canada - 2.1%
Canadian National Railway Co.	8,700	767,502
First Quantum Minerals Ltd.	27,600	501,168
Potash Corp. of Saskatchewan, Inc.	16,300	721,663
Valeant Pharmaceuticals International, Inc. (Canada) (a)	10,800	514,773
TOTAL CANADA		2,505,106
Cayman Islands - 0.8%
Baidu.com, Inc. sponsored ADR (a)	3,800	457,976
Sands China Ltd.	159,600	472,335
TOTAL CAYMAN ISLANDS		930,311
Chile - 0.4%
Embotelladora Andina SA Class A	93,938	437,826
Common Stocks - continued
	Shares	Value
Colombia - 0.4%
Grupo de Inversiones Suramerica	27,121	$ 464,603
Denmark - 0.8%
Novo Nordisk A/S Series B sponsored ADR	6,000	927,240
Finland - 0.8%
Kone Oyj (B Shares)	8,300	515,722
Nokian Tyres PLC	11,914	476,270
TOTAL FINLAND		991,992
France - 8.1%
Air Liquide SA	5,720	640,307
Bureau Veritas SA	5,300	468,738
Casino Guichard Perrachon SA	5,890	494,829
CFAO SA	10,000	473,335
Christian Dior SA	4,040	559,465
Edenred SA	16,200	427,950
Essilor International SA	5,665	493,770
Hermes International SCA	1,720	469,075
L'Oreal SA	5,000	600,558
LVMH Moet Hennessy - Louis Vuitton SA	5,342	805,496
Pernod Ricard SA	5,800	624,499
PPR SA	3,800	570,413
Publicis Groupe SA	10,700	527,994
Remy Cointreau SA	4,200	496,097
Schneider Electric SA	11,839	670,505
Technip SA	5,100	537,645
Vivendi SA	32,391	616,141
TOTAL FRANCE		9,476,817
Germany - 3.8%
adidas AG	6,600	496,252
BASF AG	13,077	957,030
Bayerische Motoren Werke AG (BMW)	9,256	692,084
Brenntag AG	3,600	395,195
Henkel AG & Co. KGaA	10,800	639,301
Hugo Boss AG	4,000	403,719
SAP AG	13,635	865,317
TOTAL GERMANY		4,448,898
Hong Kong - 0.4%
Galaxy Entertainment Group Ltd. (a)	176,000	424,414
India - 5.1%
Asian Paints India Ltd.	6,983	457,779
Common Stocks - continued
	Shares	Value
India - continued
Bajaj Auto Ltd.	16,024	$ 462,694
Colgate-Palmolive (India)	18,317	381,851
HDFC Bank Ltd.	55,197	581,323
Housing Development Finance Corp. Ltd.	43,107	536,238
ITC Ltd.	116,388	540,777
Jubilant Foodworks Ltd. (a)	18,236	369,167
Nestle India Ltd.	5,170	416,750
Page Industries Ltd.	7,002	371,587
Smithkline Beecham Consumer Healthcare Ltd.	9,481	451,508
Tata Motors Ltd. sponsored ADR	23,650	477,730
Titan Industries Ltd.	105,822	422,736
TTK Prestige Ltd.	7,312	473,773
TOTAL INDIA		5,943,913
Indonesia - 3.9%
PT ACE Hardware Indonesia Tbk	723,000	451,635
PT Bank Central Asia Tbk	579,500	490,841
PT Global Mediacom Tbk	2,389,000	442,641
PT Gudang Garam Tbk	73,000	435,526
PT Indomobil Sukses Internasional Tbk	210,000	135,627
PT Jasa Marga Tbk	751,500	453,525
PT Mitra Adiperkasa Tbk	598,000	455,860
PT Modern Internasional Tbk	6,254,500	476,785
PT Semen Gresik (Persero) Tbk	343,000	470,285
PT Surya Citra Media Tbk	310,500	340,251
PT Tower Bersama Infrastructure Tbk (a)	1,083,000	450,055
TOTAL INDONESIA		4,603,031
Ireland - 0.8%
Accenture PLC Class A	7,900	476,370
Dragon Oil PLC	48,400	434,056
TOTAL IRELAND		910,426
Israel - 0.4%
Check Point Software Technologies Ltd. (a)	9,100	441,987
Italy - 1.9%
Fiat Industrial SpA	47,188	464,481
Pirelli & C SpA	44,040	446,499
Prada SpA	64,800	448,311
Saipem SpA	11,875	548,643
Salvatore Ferragamo Italia SpA (d)	18,800	365,709
TOTAL ITALY		2,273,643
Common Stocks - continued
	Shares	Value
Japan - 7.7%
Canon, Inc. sponsored ADR	21,406	$ 716,031
Daihatsu Motor Co. Ltd.	25,000	417,794
Fanuc Corp.	4,400	679,309
Fast Retailing Co. Ltd.	2,400	492,896
Hitachi Ltd.	113,000	666,185
Japan Tobacco, Inc.	21,900	687,979
Kansai Paint Co. Ltd.	42,000	438,393
Keyence Corp.	2,240	557,896
Komatsu Ltd. sponsored ADR	26,800	580,756
Nabtesco Corp.	21,200	462,634
Nissan Motor Co. Ltd.	62,800	590,459
Rakuten, Inc.	48,300	480,543
SMC Corp.	3,100	520,774
Softbank Corp.	18,800	717,292
Sysmex Corp.	11,200	487,841
Unicharm Corp.	9,100	501,346
TOTAL JAPAN		8,998,128
Korea (South) - 2.0%
Hyundai Motor Co.	3,373	707,015
Samsung Electronics Co. Ltd.	1,410	1,632,385
TOTAL KOREA (SOUTH)		2,339,400
Mexico - 0.8%
Grupo Mexico SA de CV Series B	182,400	511,326
Grupo Televisa SA de CV (CPO) sponsored ADR	21,400	487,706
TOTAL MEXICO		999,032
Netherlands - 1.7%
ASML Holding NV (Netherlands)	11,400	658,432
Core Laboratories NV	3,500	390,460
LyondellBasell Industries NV Class A	10,290	458,214
Yandex NV (a)	23,600	453,828
TOTAL NETHERLANDS		1,960,934
Nigeria - 0.8%
Guaranty Trust Bank PLC	4,068,498	438,126
Nigerian Breweries PLC	631,288	468,053
TOTAL NIGERIA		906,179
Philippines - 3.0%
Alliance Global Group, Inc.	1,451,900	406,233
Ayala Corp.	41,660	434,314
Common Stocks - continued
	Shares	Value
Philippines - continued
GT Capital Holdings, Inc.	29,830	$ 390,159
International Container Terminal Services, Inc.	265,800	463,216
Metropolitan Bank & Trust Co.	200,800	481,497
Security Bank Corp.	123,200	417,602
SM Investments Corp.	27,760	498,742
SM Prime Holdings, Inc.	1,440,950	482,560
TOTAL PHILIPPINES		3,574,323
Portugal - 0.4%
Jeronimo Martins SGPS SA	26,700	418,859
Russia - 1.4%
Magnit OJSC GDR (Reg. S)	15,995	518,078
NOVATEK OAO GDR (Reg. S)	4,400	497,640
Sberbank (Savings Bank of the Russian Federation)	231,600	644,567
TOTAL RUSSIA		1,660,285
Singapore - 0.4%
Jardine Cycle & Carriage Ltd.	12,000	450,338
South Africa - 1.3%
Mr Price Group Ltd.	31,700	472,078
Naspers Ltd. Class N	10,800	587,142
Shoprite Holdings Ltd.	25,400	498,605
TOTAL SOUTH AFRICA		1,557,825
Spain - 0.5%
Inditex SA	5,896	608,140
Sweden - 1.8%
ASSA ABLOY AB (B Shares)	16,806	510,063
Atlas Copco AB (A Shares)	27,400	617,247
Elekta AB (B Shares)	9,500	441,847
Swedish Match Co. AB	12,800	539,619
TOTAL SWEDEN		2,108,776
Switzerland - 4.7%
Compagnie Financiere Richemont SA Series A	12,633	717,505
Dufry AG (a)	3,660	447,238
Nestle SA	32,046	1,971,077
Schindler Holding AG (Reg.)	4,340	509,438
SGS SA (Reg.)	250	500,871
Common Stocks - continued
	Shares	Value
Switzerland - continued
Swatch Group AG (Bearer)	1,530	$ 609,148
Syngenta AG (Switzerland)	2,120	722,882
TOTAL SWITZERLAND		5,478,159
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	65,500	915,035
Thailand - 1.5%
C.P. ALL PCL (For. Reg.)	402,000	434,318
Central Pattana PCL (For. Reg.)	296,700	461,973
Home Product Center PCL (For. Reg.)	1,108,600	405,113
Kasikornbank PCL (For. Reg.)	87,800	493,823
TOTAL THAILAND		1,795,227
Turkey - 1.3%
Coca-Cola Icecek A/S	30,000	466,334
TAV Havalimanlari Holding A/S	90,000	493,412
Turkiye Garanti Bankasi A/S	133,000	518,706
TOTAL TURKEY		1,478,452
United Kingdom - 15.7%
Aggreko PLC	15,100	483,434
Antofagasta PLC	29,600	497,498
BG Group PLC	45,097	892,301
BHP Billiton PLC ADR	30,489	1,776,289
British American Tobacco PLC (United Kingdom)	30,000	1,593,436
Burberry Group PLC	25,900	509,216
Diageo PLC sponsored ADR	8,700	930,030
Imperial Tobacco Group PLC	19,202	746,324
Intertek Group PLC	11,700	501,521
Johnson Matthey PLC	14,700	502,433
Meggitt PLC	78,600	472,599
Prudential PLC	57,483	684,038
Reckitt Benckiser Group PLC	13,300	731,294
Rio Tinto PLC sponsored ADR	23,600	1,090,556
Rolls-Royce Group PLC	49,700	662,728
Rotork PLC	12,900	446,169
Royal Dutch Shell PLC Class B (United Kingdom)	61,135	2,150,594
SABMiller PLC	18,100	782,384
Spectris PLC	16,200	392,925
Standard Chartered PLC (United Kingdom)	36,596	840,287
Common Stocks - continued
	Shares	Value
United Kingdom - continued
The Weir Group PLC	18,100	$ 469,657
Unilever PLC	33,200	1,190,434
TOTAL UNITED KINGDOM		18,346,147
United States of America - 17.0%
Allergan, Inc.	4,800	393,936
Altera Corp.	12,159	431,037
Altria Group, Inc.	12,100	435,237
Amazon.com, Inc. (a)	1,642	383,079
American Tower Corp.	6,100	441,091
Analog Devices, Inc.	9,900	386,892
Apple, Inc.	693	423,257
AutoZone, Inc. (a)	940	352,716
Caterpillar, Inc.	5,500	463,155
Coach, Inc.	7,600	374,908
Colgate-Palmolive Co.	4,180	448,765
Crown Castle International Corp. (a)	7,300	451,724
Cummins, Inc.	5,120	491,008
EMC Corp. (a)	17,500	458,675
Estee Lauder Companies, Inc. Class A	8,388	439,363
FMC Technologies, Inc. (a)	9,000	406,080
Freeport-McMoRan Copper & Gold, Inc.	13,204	444,579
Google, Inc. Class A (a)	720	455,738
IBM Corp.	2,200	431,156
Intuitive Surgical, Inc. (a)	900	433,350
Joy Global, Inc.	8,500	441,490
KLA-Tencor Corp.	8,900	453,099
Las Vegas Sands Corp.	10,740	391,151
Limited Brands, Inc.	9,400	446,970
Lorillard, Inc.	3,100	398,784
MasterCard, Inc. Class A	960	419,107
Mead Johnson Nutrition Co. Class A	5,200	379,392
MercadoLibre, Inc.	5,600	374,136
Mettler-Toledo International, Inc. (a)	2,800	433,440
National Oilwell Varco, Inc.	6,350	459,105
NIKE, Inc. Class B	4,600	429,410
Oracle Corp.	14,580	440,316
Perrigo Co.	3,501	399,184
Philip Morris International, Inc.	8,355	763,981
Priceline.com, Inc. (a)	600	397,044
QUALCOMM, Inc.	7,400	441,632
salesforce.com, Inc. (a)	3,100	385,516
Common Stocks - continued
	Shares	Value
United States of America - continued
SBA Communications Corp. Class A (a)	7,500	$ 442,950
Starbucks Corp.	8,175	370,164
The Coca-Cola Co.	5,600	452,480
TJX Companies, Inc.	9,700	429,516
Union Pacific Corp.	3,700	453,657
United Technologies Corp.	5,972	444,556
Visa, Inc. Class A	3,500	451,745
Waters Corp. (a)	5,500	426,140
Yum! Brands, Inc.	7,400	479,816
TOTAL UNITED STATES OF AMERICA		19,950,527
TOTAL COMMON STOCKS (Cost $108,696,059)		116,073,787
Nonconvertible Preferred Stocks - 0.6%

Germany - 0.6%
Volkswagen AG (Cost $652,076)	4,100	701,205
Money Market Funds - 0.8%

Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c) (Cost $941,550)	941,550	941,550
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $110,289,685)		117,716,542
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(555,171)
NET ASSETS - 100%		$ 117,161,371
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 332
Fidelity Securities Lending Cash Central Fund	39,026
Total	$ 39,358
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 25,250,167	$ 23,268,475	$ 1,981,692	$ -
Consumer Staples	23,398,212	18,500,859	4,897,353	-
Energy	6,316,524	4,165,930	2,150,594	-
Financials	11,438,130	10,172,769	1,265,361	-
Health Care	4,951,521	4,463,680	487,841	-
Industrials	16,919,287	15,256,570	1,662,717	-
Information Technology	13,786,673	11,038,843	2,747,830	-
Materials	12,036,316	10,875,041	1,161,275	-
Telecommunication Services	2,678,162	1,960,870	717,292	-
Money Market Funds	941,550	941,550	-	-
Total Investments in Securities:	$ 117,716,542	$ 100,644,587	$ 17,071,955	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 10,041,778
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $110,958,489. Net unrealized appreciation aggregated $6,758,053, of which $11,146,516 related to appreciated investment securities and $4,388,463 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Overseas Fund Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

1.804851.108

OS-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (000s)
Australia - 3.5%
BHP Billiton Ltd.	211,768	$ 7,034
CSL Ltd.	114,846	5,154
Fortescue Metals Group Ltd.	208,017	903
Macquarie Group Ltd.	43,810	1,150
Newcrest Mining Ltd.	108,586	2,682
Westfield Group unit	344,639	3,622
TOTAL AUSTRALIA		20,545
Bailiwick of Jersey - 0.7%
Wolseley PLC	19,500	704
WPP PLC	247,196	3,126
TOTAL BAILIWICK OF JERSEY		3,830
Belgium - 0.3%
Ageas	410,900	820
Hamon & Compagnie International SA	60,300	1,098
TOTAL BELGIUM		1,918
Bermuda - 1.0%
Clear Media Ltd.	1,278,000	742
Oriental Watch Holdings Ltd.	2,992,000	914
Petra Diamonds Ltd. (a)	379,200	713
Signet Jewelers Ltd.	82,600	3,628
TOTAL BERMUDA		5,997
Brazil - 0.6%
Drogasil SA	47,700	545
Souza Cruz SA	205,800	2,902
TOTAL BRAZIL		3,447
British Virgin Islands - 0.7%
Gem Diamonds Ltd. (a)	339,700	1,050
Mail.ru Group Ltd.:
GDR (a)(e)	4,200	127
GDR (Reg. S) (a)	103,500	3,138
TOTAL BRITISH VIRGIN ISLANDS		4,315
Canada - 0.2%
Yamana Gold, Inc.	60,500	897
Cayman Islands - 3.5%
Baidu.com, Inc. sponsored ADR (a)	27,900	3,363
Biostime International Holdings Ltd.	57,000	128
Hengdeli Holdings Ltd.	20,146,000	5,611
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Natural Beauty Bio-Technology Ltd.	6,200,000	$ 935
Noah Holdings Ltd. sponsored ADR	129,100	647
Renren, Inc. ADR (a)(d)	15,000	56
Shenguan Holdings Group Ltd.	2,022,000	1,134
Tencent Holdings Ltd.	266,800	7,975
YouKu.com, Inc. ADR (a)(d)	38,800	660
TOTAL CAYMAN ISLANDS		20,509
Denmark - 3.1%
Danske Bank A/S (a)	51,111	761
Novo Nordisk A/S:
Series B	19,863	3,063
Series B sponsored ADR (d)	95,400	14,743
TOTAL DENMARK		18,567
France - 12.7%
Alstom SA	121,518	4,043
Atos Origin SA	37,816	2,130
AXA SA	33,258	407
AXA SA sponsored ADR	62,300	756
Beneteau SA	86,400	824
BNP Paribas SA	62,616	2,324
Club Mediterranee SA (a)	53,000	868
Danone SA	118,422	7,210
Essilor International SA	13,262	1,156
Gameloft (a)	239,900	1,376
GDF Suez (d)	81,500	1,824
Iliad SA	18,000	2,482
Ingenico SA	55,968	2,999
Ipsos SA	57,360	1,668
Lafarge SA (Bearer)	34,900	1,607
LVMH Moet Hennessy - Louis Vuitton SA	63,842	9,626
Pernod Ricard SA	72,700	7,828
Safran SA	52,800	1,793
Sanofi SA	80,690	6,583
Sanofi SA sponsored ADR	230,300	9,359
Societe Generale Series A (a)	19,513	432
Total SA	94,200	4,340
Unibail-Rodamco	19,000	3,656
TOTAL FRANCE		75,291
Germany - 5.5%
adidas AG	31,900	2,399
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Allianz AG	32,906	$ 3,283
Bayer AG	55,340	4,215
Commerzbank AG (a)	235,000	366
Deutsche Bank AG	32,500	987
Deutsche Boerse AG	58,469	2,911
Deutsche Post AG	118,681	2,138
GSW Immobilien AG	25,200	929
K&S AG	23,400	1,158
Linde AG	13,429	2,000
Munich Re Group AG	11,355	1,615
Puma AG	2,123	596
SAP AG	118,467	7,518
SAP AG sponsored ADR (d)	30,600	1,939
Tom Tailor Holding AG	28,200	486
TOTAL GERMANY		32,540
Hong Kong - 1.6%
AIA Group Ltd.	780,200	2,742
Cheung Kong Holdings Ltd.	74,000	974
Henderson Land Development Co. Ltd.	308,334	1,797
Hutchison Whampoa Ltd.	138,000	1,244
Television Broadcasts Ltd.	370,000	2,653
TOTAL HONG KONG		9,410
Ireland - 2.9%
CRH PLC	202,298	3,704
Glanbia PLC	107,500	807
Kingspan Group PLC (United Kingdom)	245,200	1,961
Paddy Power PLC (Ireland)	159,000	10,721
TOTAL IRELAND		17,193
Israel - 0.1%
Israel Chemicals Ltd.	64,100	759
Italy - 1.5%
Assicurazioni Generali SpA	71,400	899
Brunello Cucinelli SpA	4,900	67
ENI SpA	96,700	1,994
ENI SpA sponsored ADR (d)	22,300	920
Intesa Sanpaolo SpA	292,010	371
Saipem SpA	93,432	4,317
UniCredit SpA (a)	117,687	401
TOTAL ITALY		8,969
Common Stocks - continued
	Shares	Value (000s)
Japan - 13.8%
Calbee, Inc.	26,800	$ 1,866
Dai-ichi Mutual Life Insurance Co.	866	908
Denso Corp.	33,000	1,051
Fuji Media Holdings, Inc.	733	1,247
Honda Motor Co. Ltd.	107,600	3,421
Japan Tobacco, Inc.	58,000	1,822
Kakaku.com, Inc.	50,400	1,604
Keyence Corp.	15,400	3,836
Mitsubishi Corp.	152,100	3,010
Mitsubishi Estate Co. Ltd.	75,000	1,343
Mitsubishi UFJ Financial Group, Inc.	1,320,700	6,404
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	179,900	874
Mitsui & Co. Ltd.	182,300	2,692
MS&AD Insurance Group Holdings, Inc.	79,900	1,292
NKSJ Holdings, Inc.	45,000	858
Nomura Holdings, Inc.	204,200	715
ORIX Corp.	28,330	2,678
Rakuten, Inc.	1,408,700	14,015
Softbank Corp.	331,300	12,640
Start Today Co. Ltd.	256,700	3,397
Sumitomo Mitsui Financial Group, Inc.	138,000	4,346
Tokio Marine Holdings, Inc.	71,800	1,645
Tokyo Electron Ltd.	18,900	878
Toyota Motor Corp.	133,900	5,120
Unicharm Corp.	40,400	2,226
Yahoo! Japan Corp.	5,164	1,877
TOTAL JAPAN		81,765
Kenya - 0.1%
East African Breweries Ltd.	116,216	304
Korea (South) - 0.6%
Samsung Electronics Co. Ltd.	2,825	3,271
Luxembourg - 0.1%
ArcelorMittal SA Class A unit (d)	54,200	862
Netherlands - 2.1%
AEGON NV	109,900	499
ASML Holding NV	24,100	1,386
Gemalto NV	23,756	1,821
ING Groep NV:
(Certificaten Van Aandelen) (a)	173,010	1,138
sponsored ADR (a)(d)	59,300	390
Koninklijke Philips Electronics NV	202,806	4,460
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	81,000	$ 1,783
Yandex NV (a)	50,800	977
TOTAL NETHERLANDS		12,454
Nigeria - 0.2%
Guinness Nigeria PLC	384,138	579
Nigerian Breweries PLC	1,015,224	753
TOTAL NIGERIA		1,332
Norway - 0.9%
DnB NOR ASA	117,400	1,237
Schibsted ASA (B Shares)	89,500	2,747
StatoilHydro ASA	12,300	292
StatoilHydro ASA sponsored ADR	55,700	1,325
TOTAL NORWAY		5,601
Singapore - 0.3%
United Overseas Bank Ltd.	101,627	1,633
South Africa - 0.3%
City Lodge Hotels Ltd.	32,800	327
Life Healthcare Group Holdings Ltd.	386,000	1,565
TOTAL SOUTH AFRICA		1,892
Spain - 0.5%
Banco Bilbao Vizcaya Argentaria SA	255,571	1,666
Banco Santander SA	6,192	38
Banco Santander SA (Spain)	121,469	735
Grifols SA ADR	26,165	584
TOTAL SPAIN		3,023
Sweden - 1.4%
Nordea Bank AB	166,600	1,558
Svenska Cellulosa AB (SCA) (B Shares)	55,200	940
Swedbank AB (A Shares)	51,612	900
Swedish Match Co. AB	120,200	5,067
TOTAL SWEDEN		8,465
Switzerland - 8.6%
Adecco SA (Reg.)	86,391	3,805
Compagnie Financiere Richemont SA Series A	92,063	5,229
Credit Suisse Group	50,181	854
Credit Suisse Group sponsored ADR	23,296	397
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Nestle SA	272,727	$ 16,772
Roche Holding AG (participation certificate)	33,354	5,921
Sika AG (Bearer)	1,180	2,206
Swatch Group AG (Bearer)	11,750	4,678
Swiss Re Ltd.	21,960	1,380
Syngenta AG (Switzerland)	16,570	5,650
UBS AG	170,978	1,799
UBS AG (NY Shares)	53,077	563
Zurich Financial Services AG	8,097	1,806
TOTAL SWITZERLAND		51,060
Taiwan - 0.2%
Wowprime Corp.	60,000	920
United Kingdom - 23.1%
Anglo American PLC (United Kingdom)	137,059	4,083
ARM Holdings PLC	101,900	881
ASOS PLC (a)	41,600	1,182
Aviva PLC	184,200	843
Barclays PLC	841,627	2,192
BG Group PLC	327,318	6,476
BHP Billiton PLC	192,986	5,627
BP PLC sponsored ADR	149,866	5,980
Brammer PLC	364,800	1,287
British American Tobacco PLC (United Kingdom)	27,800	1,477
Centrica PLC	323,400	1,607
Diageo PLC	432,597	11,563
Hays PLC	2,622,000	3,093
HSBC Holdings PLC sponsored ADR	191,933	8,023
Imperial Tobacco Group PLC	246,207	9,569
Intertek Group PLC	85,300	3,656
Johnson Matthey PLC	77,754	2,658
Legal & General Group PLC	527,691	1,055
Lloyds Banking Group PLC (a)	2,479,699	1,176
M&C Saatchi (d)	887,505	2,073
Michael Page International PLC	317,800	1,831
Prudential PLC	125,264	1,491
Reckitt Benckiser Group PLC	114,800	6,312
Rio Tinto PLC	125,232	5,767
Rio Tinto PLC sponsored ADR	21,700	1,003
Rolls-Royce Group PLC	164,274	2,191
Royal Bank of Scotland Group PLC (a)	120,080	402
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Royal Dutch Shell PLC:
Class A (United Kingdom)	188,233	$ 6,397
Class B (United Kingdom)	197,675	6,954
SABMiller PLC	223,900	9,678
Standard Chartered PLC (United Kingdom)	131,807	3,026
Sthree PLC	190,600	861
Vodafone Group PLC	3,206,569	9,177
William Hill PLC	866,100	4,264
Xstrata PLC	185,200	2,463
TOTAL UNITED KINGDOM		136,318
United States of America - 5.8%
Amazon.com, Inc. (a)	6,800	1,586
Apple, Inc.	8,900	5,436
Deckers Outdoor Corp. (a)(d)	135,500	5,652
Dunkin' Brands Group, Inc. (d)	59,700	1,808
GNC Holdings, Inc.	78,400	3,021
Google, Inc. Class A (a)	10,200	6,456
Life Technologies Corp. (a)	20,300	891
Lorillard, Inc.	9,200	1,183
MercadoLibre, Inc.	18,800	1,256
Monsanto Co.	14,500	1,241
Visa, Inc. Class A	44,700	5,769
TOTAL UNITED STATES OF AMERICA		34,299
TOTAL COMMON STOCKS (Cost $580,160)		567,386
Nonconvertible Preferred Stocks - 1.8%

Germany - 1.8%
Volkswagen AG (Cost $8,897)	61,700	10,552
Money Market Funds - 4.3%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	13,446,626	$ 13,447
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	12,023,475	12,023
TOTAL MONEY MARKET FUNDS (Cost $25,470)		25,470
TOTAL INVESTMENT PORTFOLIO - 102.0% (Cost $614,527)		603,408
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(12,002)
NET ASSETS - 100%		$ 591,406
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $127,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 10
Fidelity Securities Lending Cash Central Fund	414
Total	$ 424
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 116,219	$ 84,842	$ 31,377	$ -
Consumer Staples	90,660	71,706	18,954	-
Energy	38,995	19,018	19,977	-
Financials	87,714	53,743	33,971	-
Health Care	53,234	43,588	9,646	-
Industrials	41,650	31,488	10,162	-
Information Technology	66,729	50,135	16,594	-
Materials	55,007	27,225	27,782	-
Telecommunication Services	24,299	2,482	21,817	-
Utilities	3,431	3,431	-	-
Money Market Funds	25,470	25,470	-	-
Total Investments in Securities:	$ 603,408	$ 413,128	$ 190,280	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total (000s)
Level 1 to Level 2	$ -
Level 2 to Level 1	$ 50,658
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $627,388,000. Net unrealized depreciation aggregated $23,980,000, of which $71,097,000 related to appreciated investment securities and $95,077,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Value Leaders Fund Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

1.804852.108

AVLF-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
CONSUMER DISCRETIONARY - 7.9%
Diversified Consumer Services - 1.1%
DeVry, Inc.	14,327	$ 281,239
Household Durables - 1.6%
Garmin Ltd. (d)	10,690	412,741
Media - 3.0%
DISH Network Corp. Class A	12,078	371,519
Time Warner, Inc.	1,504	58,836
Washington Post Co. Class B (d)	1,066	360,841
		791,196
Multiline Retail - 2.2%
JCPenney Co., Inc. (d)	26,462	595,660
TOTAL CONSUMER DISCRETIONARY		2,080,836
CONSUMER STAPLES - 6.7%
Beverages - 1.4%
Grupo Modelo SAB de CV Series C	41,000	369,720
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	5,042	228,151
Wal-Mart Stores, Inc.	3,946	293,701
		521,852
Food Products - 2.2%
Kraft Foods, Inc. Class A	14,518	576,510
Household Products - 1.2%
Procter & Gamble Co.	4,858	313,535
TOTAL CONSUMER STAPLES		1,781,617
ENERGY - 15.6%
Energy Equipment & Services - 1.9%
Cameron International Corp. (a)	6,951	349,427
Halliburton Co.	4,614	152,862
		502,289
Oil, Gas & Consumable Fuels - 13.7%
Anadarko Petroleum Corp.	9,011	625,724
Apache Corp.	1,000	86,120
Chevron Corp.	7,815	856,368
Exxon Mobil Corp.	13,128	1,140,167
Hess Corp.	1,600	75,456
Marathon Petroleum Corp.	1,199	56,713
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Occidental Petroleum Corp.	4,180	$ 363,785
Williams Companies, Inc.	13,596	432,217
		3,636,550
TOTAL ENERGY		4,138,839
FINANCIALS - 24.3%
Capital Markets - 3.7%
Ameriprise Financial, Inc.	1,000	51,720
Bank of New York Mellon Corp.	7,300	155,344
E*TRADE Financial Corp. (a)	63,860	487,252
Goldman Sachs Group, Inc.	904	91,214
State Street Corp.	4,650	187,767
		973,297
Commercial Banks - 9.2%
Aozora Bank Ltd.	299,000	685,056
Fifth Third Bancorp	16,705	230,863
KeyCorp	61,300	489,174
U.S. Bancorp	7,670	256,945
Wells Fargo & Co.	18,226	616,221
Zions Bancorporation	8,398	152,844
		2,431,103
Consumer Finance - 0.6%
Capital One Financial Corp.	3,000	169,470
Diversified Financial Services - 4.9%
Bank of America Corp.	21,955	161,150
Citigroup, Inc.	26,141	709,205
JPMorgan Chase & Co.	11,525	414,900
		1,285,255
Insurance - 4.6%
Allstate Corp.	3,540	121,422
Assurant, Inc.	4,867	176,234
Berkshire Hathaway, Inc. Class B (a)	1,989	168,747
MetLife, Inc.	5,188	159,635
RenaissanceRe Holdings Ltd.	1,719	127,189
The Chubb Corp.	2,285	166,097
XL Group PLC Class A	14,739	304,360
		1,223,684
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - 0.8%
Weyerhaeuser Co.	9,100	$ 212,485
Thrifts & Mortgage Finance - 0.5%
Radian Group, Inc. (d)	43,400	121,520
TOTAL FINANCIALS		6,416,814
HEALTH CARE - 15.2%
Health Care Equipment & Supplies - 0.2%
CareFusion Corp. (a)	1,700	41,497
Health Care Providers & Services - 0.8%
HCA Holdings, Inc.	8,195	217,004
Pharmaceuticals - 14.2%
Bristol-Myers Squibb Co.	5,777	205,661
Eli Lilly & Co.	6,629	291,875
Johnson & Johnson	8,692	601,660
Merck & Co., Inc.	20,841	920,547
Pfizer, Inc.	48,401	1,163,557
Sanofi SA sponsored ADR	14,325	582,168
		3,765,468
TOTAL HEALTH CARE		4,023,969
INDUSTRIALS - 6.9%
Aerospace & Defense - 1.9%
Textron, Inc.	19,352	504,120
Construction & Engineering - 1.0%
Jacobs Engineering Group, Inc. (a)	6,478	249,856
Industrial Conglomerates - 4.0%
General Electric Co.	51,247	1,063,375
TOTAL INDUSTRIALS		1,817,351
INFORMATION TECHNOLOGY - 9.9%
Communications Equipment - 0.9%
Cisco Systems, Inc.	14,314	228,308
Computers & Peripherals - 1.8%
Hewlett-Packard Co.	26,653	486,151
Electronic Equipment & Components - 1.1%
Corning, Inc.	24,604	280,732
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 1.0%
Xerox Corp.	40,284	$ 279,168
Semiconductors & Semiconductor Equipment - 1.6%
Advanced Micro Devices, Inc. (a)	102,617	416,625
Software - 3.5%
Comverse Technology, Inc. (a)	131,546	714,295
Microsoft Corp.	3,810	112,281
Symantec Corp. (a)	6,090	95,918
		922,494
TOTAL INFORMATION TECHNOLOGY		2,613,478
MATERIALS - 1.6%
Metals & Mining - 1.6%
Newmont Mining Corp.	9,562	425,222
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	12,768	484,163
CenturyLink, Inc.	2,345	97,411
		581,574
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	19,400	84,584
TOTAL TELECOMMUNICATION SERVICES		666,158
UTILITIES - 6.1%
Electric Utilities - 5.3%
Duke Energy Corp.	2,700	183,006
Edison International	4,445	205,270
Exelon Corp.	7,497	293,283
FirstEnergy Corp.	6,734	338,181
NextEra Energy, Inc.	5,296	375,486
		1,395,226
Multi-Utilities - 0.8%
Sempra Energy	3,100	218,271
TOTAL UTILITIES		1,613,497
TOTAL COMMON STOCKS (Cost $27,226,971)		25,577,781
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.07% 8/23/12 (Cost $29,999)	$ 30,000	$ 29,999
Money Market Funds - 6.8%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	743,367	743,367
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	1,057,710	1,057,710
TOTAL MONEY MARKET FUNDS (Cost $1,801,077)		1,801,077
TOTAL INVESTMENT PORTFOLIO - 103.6% (Cost $29,058,047)		27,408,857
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(956,863)
NET ASSETS - 100%		$ 26,451,994
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,403
Fidelity Securities Lending Cash Central Fund	6,244
Total	$ 7,647
Other Information

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,080,836	$ 2,080,836	$ -	$ -
Consumer Staples	1,781,617	1,781,617	-	-
Energy	4,138,839	4,138,839	-	-
Financials	6,416,814	5,731,758	685,056	-
Health Care	4,023,969	4,023,969	-	-
Industrials	1,817,351	1,817,351	-	-
Information Technology	2,613,478	2,613,478	-	-
Materials	425,222	425,222	-	-
Telecommunication Services	666,158	666,158	-	-
Utilities	1,613,497	1,613,497	-	-
U.S. Government and Government Agency Obligations	29,999	-	29,999	-
Money Market Funds	1,801,077	1,801,077	-	-
Total Investments in Securities:	$ 27,408,857	$ 26,693,802	$ 715,055	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $29,590,095. Net unrealized depreciation aggregated $2,181,238, of which $1,877,066 related to appreciated investment securities and $4,058,304 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Global
Equity Income Fund:
Class A
Class T
Class C
Institutional Class

July 31, 2012

1.938155.100

AGED-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value
Australia - 1.1%
Spark Infrastructure Group unit	10,061	$ 17,234
Telstra Corp. Ltd.	3,412	14,343
TOTAL AUSTRALIA		31,577
Bailiwick of Guernsey - 0.6%
Resolution Ltd.	5,400	17,441
Bailiwick of Jersey - 1.5%
Informa PLC	3,913	22,699
Wolseley PLC	500	18,054
TOTAL BAILIWICK OF JERSEY		40,753
Brazil - 1.9%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	240	20,256
Multiplus SA	800	19,305
Redecard SA	900	14,515
TOTAL BRAZIL		54,076
Canada - 0.0%
Fairfax Financial Holdings Ltd. (sub. vtg.)	1	376
Cayman Islands - 0.6%
Pico Far East Holdings Ltd.	72,000	15,784
Chile - 0.2%
Inversiones La Construccion SA	362	5,474
Colombia - 0.5%
BanColombia SA sponsored ADR	230	14,223
France - 3.8%
Arkema SA	100	7,365
Euler Hermes SA	177	11,050
Ipsos SA	500	14,537
Sanofi SA	644	52,542
VINCI SA	500	21,255
TOTAL FRANCE		106,749
Germany - 0.7%
Hugo Boss AG	110	11,102
Muehlbauer Holding AG & Co.	350	9,496
TOTAL GERMANY		20,598
Hong Kong - 1.0%
HKT Trust / HKT Ltd. unit	36,000	28,690
Common Stocks - continued
	Shares	Value
Ireland - 1.9%
Accenture PLC Class A	430	$ 25,929
CRH PLC	900	16,478
Irish Continental Group PLC unit	500	9,191
TOTAL IRELAND		51,598
Israel - 0.6%
Israel Chemicals Ltd.	1,400	16,570
Italy - 0.8%
ENI SpA	1,100	22,682
Japan - 7.3%
Aozora Bank Ltd.	5,000	11,456
Autobacs Seven Co. Ltd.	200	9,844
Canon, Inc.	600	20,036
Japan Retail Fund Investment Corp.	12	20,070
Japan Tobacco, Inc.	1,600	50,263
NTT DoCoMo, Inc.	10	16,716
Relo Holdings Corp.	800	27,820
Seven Bank Ltd.	11,800	29,441
USS Co. Ltd.	160	17,219
TOTAL JAPAN		202,865
Korea (South) - 1.2%
DGB Financial Group Co. Ltd.	660	7,559
KT&G Corp.	201	14,808
YESCO Co. Ltd.	450	10,010
TOTAL KOREA (SOUTH)		32,377
Netherlands - 1.8%
Koninklijke Philips Electronics NV	1,100	24,191
LyondellBasell Industries NV Class A	610	27,163
TOTAL NETHERLANDS		51,354
New Zealand - 0.6%
Telecom Corp. of New Zealand Ltd.	7,182	15,471
Norway - 1.4%
Aker Solutions ASA	500	7,366
Merkantildata ASA	1,000	8,378
Orkla ASA (A Shares)	3,100	22,187
TOTAL NORWAY		37,931
Panama - 0.6%
Copa Holdings SA Class A	220	17,057
Common Stocks - continued
	Shares	Value
South Africa - 0.8%
Clicks Group Ltd.	1,049	$ 6,924
Foschini Ltd.	400	6,888
Life Healthcare Group Holdings Ltd.	1,900	7,703
TOTAL SOUTH AFRICA		21,515
Sweden - 3.2%
Intrum Justitia AB	1,640	22,849
Svenska Handelsbanken AB (A Shares)	940	32,703
Swedish Match Co. AB	790	33,305
TOTAL SWEDEN		88,857
Switzerland - 2.6%
Clariant AG (Reg.)	1,334	14,115
Roche Holding AG (participation certificate)	230	40,827
UBS AG	1,760	18,515
TOTAL SWITZERLAND		73,457
Taiwan - 2.3%
Far EasTone Telecommunications Co. Ltd.	11,000	27,776
Taiwan Semiconductor Manufacturing Co. Ltd.	13,000	35,250
TOTAL TAIWAN		63,026
Turkey - 0.5%
Anadolu Efes Biracilik ve Malt Sanayii A/S	1,000	13,594
United Kingdom - 15.6%
Barclays PLC	6,238	16,246
BP PLC	5,759	38,239
British American Tobacco PLC (United Kingdom)	1,200	63,737
Domino Printing Sciences PLC	1,900	16,459
Drax Group PLC	1,100	8,197
Dunelm Group PLC	1,100	9,632
GlaxoSmithKline PLC	2,700	62,126
Hilton Food Group PLC	3,388	14,316
ICAP PLC	2,400	11,981
Imperial Tobacco Group PLC	659	25,613
International Personal Finance PLC	1,700	7,463
London Stock Exchange Group PLC	1,500	22,800
National Grid PLC	1,100	11,410
Reckitt Benckiser Group PLC	600	32,991
Royal Dutch Shell PLC Class A (United Kingdom)	1,010	34,323
Vodafone Group PLC	20,700	59,242
TOTAL UNITED KINGDOM		434,775
Common Stocks - continued
	Shares	Value
United States of America - 40.3%
Altria Group, Inc.	630	$ 22,661
American Tower Corp.	330	23,862
Analog Devices, Inc.	790	30,873
Apple, Inc.	110	67,187
Atlas Pipeline Partners, LP	890	29,593
BlackRock, Inc. Class A	40	6,810
Cedar Fair LP (depository unit)	670	21,118
CenturyLink, Inc.	680	28,247
Chevron Corp.	610	66,844
CME Group, Inc.	390	20,323
Colgate-Palmolive Co.	390	41,870
Corrections Corp. of America	260	8,081
Dr Pepper Snapple Group, Inc.	890	40,566
Eli Lilly & Co.	420	18,493
Emerson Electric Co.	420	20,063
Exxon Mobil Corp.	410	35,609
Hubbell, Inc. Class B	290	23,861
IBM Corp.	270	52,915
Johnson & Johnson	710	49,146
JPMorgan Chase & Co.	970	34,920
Limited Brands, Inc.	680	32,334
Lorillard, Inc.	237	30,488
McDonald's Corp.	190	16,978
Merck & Co., Inc.	1,500	66,255
Microsoft Corp.	1,230	36,248
Pfizer, Inc.	1,460	35,098
PG&E Corp.	320	14,771
Psychemedics Corp.	900	9,801
Sempra Energy	260	18,307
Stanley Black & Decker, Inc.	230	15,385
U.S. Bancorp	1,640	54,940
United Technologies Corp.	330	24,565
VF Corp.	180	26,874
W.W. Grainger, Inc.	40	8,193
Wells Fargo & Co.	1,600	54,096
Williams Companies, Inc.	1,130	35,923
TOTAL UNITED STATES OF AMERICA		1,123,298
TOTAL COMMON STOCKS (Cost $2,615,571)		2,602,168
Preferred Stocks - 0.9%
	Shares	Value
Convertible Preferred Stocks - 0.1%
United States of America - 0.1%
United Technologies Corp. 7.50%	60	$ 3,165
Nonconvertible Preferred Stocks - 0.8%
Germany - 0.8%
Volkswagen AG	130	22,233
TOTAL PREFERRED STOCKS (Cost $27,429)		25,398
Money Market Funds - 6.2%

Fidelity Cash Central Fund, 0.17% (a) (Cost $172,563)	172,563	172,563
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,815,563)		2,800,129
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(14,587)
NET ASSETS - 100%		$ 2,785,542
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 77
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 227,242	$ 200,179	$ 27,063	$ -
Consumer Staples	391,136	277,136	114,000	-
Energy	270,579	175,335	95,244	-
Financials	449,569	326,021	123,548	-
Health Care	341,991	227,323	114,668	-
Industrials	266,898	242,707	24,191	-
Information Technology	307,790	252,504	55,286	-
Materials	81,691	65,213	16,478	-
Telecommunication Services	190,485	114,527	75,958	-
Utilities	100,185	88,775	11,410	-
Money Market Funds	172,563	172,563	-	-
Total Investments in Securities:	$ 2,800,129	$ 2,142,283	$ 657,846	$ -
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $2,817,728. Net unrealized depreciation aggregated $17,599, of which $86,273 related to appreciated investment securities and $103,872 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Emerging Markets Fund
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2012

1.804858.108

FAEM-QTLY-0912

Investments July 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
Bailiwick of Jersey - 0.4%
Randgold Resources Ltd. sponsored ADR	22,950	$ 2,053,566
Bermuda - 1.7%
Credicorp Ltd. (NY Shares)	37,450	4,341,953
Digital China Holdings Ltd. (H Shares)	1,247,000	1,945,749
Great Eagle Holdings Ltd.	611,000	1,549,030
TOTAL BERMUDA		7,836,732
Brazil - 8.6%
BR Malls Participacoes SA	243,300	2,840,004
BR Properties SA	105,000	1,224,624
CCR SA	202,500	1,689,806
Cetip SA	118,200	1,497,977
Cielo SA	121,600	3,544,985
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	54,851	2,242,857
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	167,776	6,467,765
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	95,600	4,081,148
Companhia de Saneamento de Minas Gerais	99,400	2,456,381
Companhia Energetica de Minas Gerais (CEMIG) (PN) sponsored ADR (non-vtg.)	89,125	1,694,266
Mills Estruturas e Servicos de Engenharia SA	85,500	1,152,823
Multiplan Empreendimentos Imobiliarios SA	102,100	2,581,896
Multiplus SA	124,924	3,014,587
Totvs SA	39,600	730,470
Ultrapar Participacoes SA	170,000	4,006,930
TOTAL BRAZIL		39,226,519
British Virgin Islands - 0.7%
Gem Diamonds Ltd. (a)	294,245	909,285
Mail.ru Group Ltd. GDR (a)(e)	68,500	2,076,920
TOTAL BRITISH VIRGIN ISLANDS		2,986,205
Canada - 0.6%
Africa Oil Corp. (a)	35,800	270,950
First Quantum Minerals Ltd.	129,800	2,356,941
TOTAL CANADA		2,627,891
Cayman Islands - 4.9%
Chailease Holding Co. Ltd.	592,000	1,004,462
China Liansu Group Holdings Ltd.	2,478,000	1,115,223
China Resources Land Ltd.	712,000	1,445,173
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Country Garden Holdings Co. Ltd.	228,012	$ 86,445
Enn Energy Holdings Ltd.	280,000	1,074,187
Eurasia Drilling Co. Ltd. GDR (Reg. S)	74,563	2,050,483
Evergrande Real Estate Group Ltd.	1,335,000	623,196
KWG Property Holding Ltd.	764,000	423,640
MStar Semiconductor, Inc.	109,000	697,178
NetEase.com, Inc. sponsored ADR (a)	31,600	1,668,796
Shanda Games Ltd. sponsored ADR	170,540	583,247
Shenzhou International Group Holdings Ltd.	1,195,000	2,111,171
SOHO China Ltd.	2,597,000	1,932,337
Tencent Holdings Ltd.	181,400	5,422,327
Vinda International Holdings Ltd.	1,325,000	2,183,643
TOTAL CAYMAN ISLANDS		22,421,508
Chile - 0.8%
CAP SA	27,794	998,915
Embotelladora Andina SA:
Class A	219,129	1,021,316
Class B	94,864	550,221
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	18,500	1,108,705
TOTAL CHILE		3,679,157
China - 4.8%
China Communications Construction Co. Ltd. (H Shares)	3,561,000	3,136,373
China Communications Services Corp. Ltd. (H Shares)	6,118,000	3,139,985
China Minsheng Banking Corp. Ltd. (H Shares)	4,886,000	4,542,801
China Railway Group Ltd. (H Shares)	3,566,000	1,563,491
China Ship Container Lines Co. Ltd. (H Shares) (a)	6,227,000	1,525,694
Great Wall Motor Co. Ltd. (H Shares)	1,600,500	3,607,714
Huadian Power International Corp. Ltd. (H Shares) (a)	7,350,000	2,312,662
Yantai Changyu Pioneer Wine Co. (B Shares)	296,321	1,998,477
TOTAL CHINA		21,827,197
Colombia - 1.7%
Almacenes Exito SA	118,316	2,026,842
BanColombia SA sponsored ADR	33,673	2,082,338
Ecopetrol SA ADR (d)	65,300	3,737,119
TOTAL COLOMBIA		7,846,299
Cyprus - 0.1%
Globaltrans Investment PLC GDR (e)	13,200	249,480
Common Stocks - continued
	Shares	Value
Czech Republic - 1.0%
Ceske Energeticke Zavody A/S	76,450	$ 2,574,456
Philip Morris CR A/S	3,697	1,998,772
TOTAL CZECH REPUBLIC		4,573,228
Hong Kong - 6.3%
China Mobile Ltd.	1,109,500	12,946,788
China Power International Development Ltd.	9,950,000	2,707,326
CNOOC Ltd.	3,879,000	7,781,490
Dah Chong Hong Holdings Ltd.	3,000	2,580
Guangdong Investment Ltd.	3,516,000	2,539,054
Lenovo Group Ltd.	2,660,000	1,845,436
Shenzhen Investment Ltd.	1,058,000	244,216
Singamas Container Holdings Ltd.	2,840,000	593,292
TOTAL HONG KONG		28,660,182
India - 4.6%
Bharat Petroleum Corp. Ltd.	284,756	1,861,984
Cairn India Ltd. (a)	155,601	934,558
GlaxoSmithKline Pharmaceuticals Ltd.	12,008	456,017
Hindustan Unilever Ltd.	429,361	3,611,625
ICICI Bank Ltd.	200,673	3,456,741
Jaypee Infratech Ltd.	579,771	557,753
Larsen & Toubro Ltd.	36,324	895,286
Mahindra & Mahindra Financial Services Ltd.	158,096	2,019,309
Tata Motors Ltd.	632,912	2,549,375
Tata Steel Ltd.	277,845	2,072,586
Ultratech Cemco Ltd.	87,250	2,574,786
TOTAL INDIA		20,990,020
Indonesia - 8.2%
PT AKR Corporindo Tbk	576,500	222,787
PT Astra International Tbk	6,555,000	4,858,120
PT Bank Mandiri (Persero) Tbk	4,521,000	3,972,923
PT Bank Rakyat Indonesia Tbk	5,943,500	4,404,918
PT Bank Tabungan Negara Tbk	27,500	3,989
PT Bumi Serpong Damai Tbk	11,588,100	1,410,937
PT Ciputra Development Tbk	14,439,000	993,683
PT Gadjah Tunggal Tbk	2,071,000	509,801
PT Global Mediacom Tbk	6,116,500	1,133,283
PT Indocement Tunggal Prakarsa Tbk	1,282,000	2,918,260
PT Indofood Sukses Makmur Tbk	1,320,000	922,392
PT Jasa Marga Tbk	763,000	460,465
PT Media Nusantara Citra Tbk	2,268,500	570,427
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Mitra Adiperkasa Tbk	2,807,500	$ 2,140,177
PT Pembangunan Perumahan Persero Tbk	3,161,000	200,804
PT Resource Alam Indonesia Tbk	1,669,500	609,822
PT Semen Gresik (Persero) Tbk	1,299,500	1,781,737
PT Summarecon Agung Tbk	9,495,000	1,628,574
PT Telkomunikasi Indonesia Tbk Series B	3,170,500	3,064,238
PT Tower Bersama Infrastructure Tbk (a)	8,477,000	3,522,730
PT Wijaya Karya Persero Tbk	2,148,500	227,475
PT XL Axiata Tbk	2,737,500	1,782,489
TOTAL INDONESIA		37,340,031
Ireland - 0.2%
Dragon Oil PLC	92,094	825,908
Israel - 0.2%
Israel Chemicals Ltd.	61,900	732,623
Kazakhstan - 0.4%
KazMunaiGas Exploration & Production JSC (Reg. S) GDR	105,100	1,911,769
Korea (South) - 20.0%
Cheil Worldwide, Inc.	57,670	969,098
CJ CheilJedang Corp.	8,218	2,016,940
CJ Corp.	12,139	785,883
Cosmax, Inc.	18,480	447,016
DGB Financial Group Co. Ltd.	77,000	881,910
Dongbu Insurance Co. Ltd.	62,312	2,314,648
Hana Financial Group, Inc.	133,840	4,279,157
Hotel Shilla Co.	66,346	2,842,971
Hyundai Glovis Co. Ltd.	5,289	1,015,073
Hyundai Hysco Co. Ltd.	83,940	3,262,810
Hyundai Motor Co.	38,455	8,060,558
Hyundai Wia Corp.	13,111	1,930,697
Industrial Bank of Korea	171,120	1,861,529
Interflex Co. Ltd.	15,454	799,578
Kia Motors Corp.	92,989	6,423,128
Korea Investment Holdings Co. Ltd.	30,960	947,417
Korea Zinc Co. Ltd.	3,363	1,142,147
KT Corp.	84,140	2,401,535
KT&G Corp.	41,016	3,021,776
LIG Non-Life Insurance Co. Ltd.	86,340	1,676,141
Lotte Samkang Co. Ltd.	4,332	1,942,497
Mando Corp.	9,644	1,394,565
NHN Corp.	9,352	2,274,580
Orion Corp.	4,051	3,213,798
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Paradise Co. Ltd.	228,710	$ 2,579,047
Samsung C&T Corp.	33,358	1,897,033
Samsung Electronics Co. Ltd.	20,904	24,200,982
Samsung Heavy Industries Ltd.	122,620	4,245,776
Silicon Works Co. Ltd.	18,427	475,884
Sung Kwang Bend Co. Ltd.	70,851	1,322,186
TK Corp. (a)	31,042	694,599
TOTAL KOREA (SOUTH)		91,320,959
Mauritius - 0.1%
Golden Agri-Resources Ltd.	1,120,000	666,024
Mexico - 1.9%
CEMEX SA de CV sponsored ADR (d)	624,580	4,347,077
Corporacion Inmobiliaria Vesta SAB de CV	296,100	423,048
Grupo Financiero Banorte SAB de CV Series O	724,000	3,876,831
TOTAL MEXICO		8,646,956
Netherlands - 0.1%
Yandex NV (a)	36,600	703,818
Nigeria - 0.8%
Guaranty Trust Bank PLC GDR (Reg. S)	608,097	3,526,963
Panama - 0.9%
Banco Latinoamericano de Exporaciones SA (BLADEX) Series E	57,000	1,158,240
Copa Holdings SA Class A	37,428	2,901,793
TOTAL PANAMA		4,060,033
Philippines - 1.8%
Bloomberry Resorts Corp. (a)	2,428,000	593,259
International Container Terminal Services, Inc.	755,100	1,315,931
Manila Water Co., Inc.	962,800	601,966
Philippine National Bank (a)	1,222,580	2,196,515
PUREGOLD Price Club, Inc.	1,741,400	1,107,538
Security Bank Corp.	698,490	2,367,621
TOTAL PHILIPPINES		8,182,830
Poland - 0.4%
Bank Polska Kasa Opieki SA	42,800	1,790,993
Russia - 6.0%
Cherkizovo Group OJSC GDR (a)	101,994	1,115,814
M Video OJSC (a)	87,900	725,121
Mobile TeleSystems OJSC sponsored ADR	170,821	3,237,058
NOVATEK OAO GDR (Reg. S)	41,398	4,682,114
Common Stocks - continued
	Shares	Value
Russia - continued
Raspadskaya OAO (a)	178,100	$ 444,048
Rosneft Oil Co. OJSC	344,900	2,091,899
Sberbank (Savings Bank of the Russian Federation)	2,459,100	6,843,934
Tatneft OAO sponsored ADR	101,100	3,805,404
TNK-BP Holding (a)	740,400	1,751,565
Uralkali OJSC GDR (Reg. S)	61,200	2,550,816
TOTAL RUSSIA		27,247,773
Singapore - 0.9%
First Resources Ltd.	1,717,000	2,621,585
Keppel Corp. Ltd.	177,000	1,590,212
TOTAL SINGAPORE		4,211,797
South Africa - 7.0%
African Bank Investments Ltd.	681,147	3,004,255
Aspen Pharmacare Holdings Ltd.	121,995	2,139,746
AVI Ltd.	273,957	1,956,800
Barloworld Ltd.	287,700	2,902,883
Exxaro Resources Ltd.	24,400	497,196
FirstRand Ltd.	1,038,000	3,466,878
Foschini Ltd.	208,224	3,585,492
Imperial Holdings Ltd.	187,551	4,287,890
Life Healthcare Group Holdings Ltd.	895,829	3,631,790
Mpact Ltd.	250,200	521,530
Mr Price Group Ltd.	204,200	3,040,959
PSG Group Ltd.	130,268	1,070,409
Sappi Ltd. (a)	311,283	934,727
Tongaat Hulett Ltd.	52,400	864,495
TOTAL SOUTH AFRICA		31,905,050
Taiwan - 2.6%
ASUSTeK Computer, Inc.	341,000	3,171,961
Chipbond Technology Corp.	672,000	846,172
Far EasTone Telecommunications Co. Ltd.	974,000	2,459,399
MediaTek, Inc.	132,000	1,124,249
Pegatron Corp.	209,000	274,339
Radiant Opto-Electronics Corp.	374,000	1,474,015
Unified-President Enterprises Corp.	1,480,000	2,491,383
TOTAL TAIWAN		11,841,518
Thailand - 4.9%
Advanced Info Service PCL (For. Reg.)	696,900	4,428,980
Asian Property Development PCL (For. Reg.)	5,555,400	1,306,322
Common Stocks - continued
	Shares	Value
Thailand - continued
Bangkok Bank Public Co. Ltd. (For. Reg.)	327,700	$ 2,165,923
Bangkok Expressway PCL (For.Reg.)	2,167,900	1,963,303
Bumrungrad Hospital PCL (For. Reg.)	291,700	704,455
C.P. ALL PCL (For. Reg.)	820,800	886,787
Charoen Pokphand Foods PCL (For. Reg.)	1,911,900	2,020,041
Hemaraj Land & Development PCL	2,519,400	238,570
PTT PCL (For. Reg.)	418,300	4,333,200
Siam Commercial Bank PCL (For. Reg.)	884,300	4,510,014
TOTAL THAILAND		22,557,595
Turkey - 2.5%
Coca-Cola Icecek A/S	110,050	1,710,669
Turk Hava Yollari AO	453,000	865,694
Turkiye Garanti Bankasi A/S	882,375	3,441,304
Turkiye Halk Bankasi A/S	373,000	3,200,379
Turkiye Is Bankasi A/S Series C	728,000	2,133,482
TOTAL TURKEY		11,351,528
United Arab Emirates - 0.2%
NMC Health PLC	302,235	924,025
United Kingdom - 2.1%
Afren PLC (a)	251,900	504,340
International Personal Finance PLC	731,614	3,211,771
Ophir Energy PLC	258,725	2,360,836
SABMiller PLC	31,800	1,365,292
Tullow Oil PLC	106,400	2,151,968
TOTAL UNITED KINGDOM		9,594,207
United States of America - 0.2%
Yum! Brands, Inc.	13,761	892,263
TOTAL COMMON STOCKS (Cost $402,977,649)		445,212,647
Nonconvertible Preferred Stocks - 0.7%

Russia - 0.7%
Surgutneftegaz JSC (Cost $3,654,415)	5,466,800	3,178,660
Convertible Bonds - 0.1%
	Principal Amount	Value
Canada - 0.1%
Ivanplats Ltd. 8% 11/10/14 pay-in-kind (f)(g) (Cost $355,749)	$ 343,000	$ 355,725
Money Market Funds - 3.0%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	6,235,250	6,235,250
Fidelity Securities Lending Cash Central Fund, 0.18% (b)(c)	7,290,835	7,290,835
TOTAL MONEY MARKET FUNDS (Cost $13,526,085)		13,526,085
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $420,513,898)		462,273,117
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(6,403,693)
NET ASSETS - 100%		$ 455,869,424
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,326,400 or 0.5% of net assets.

(f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $355,725 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ivanplats Ltd. 8% 11/10/14 pay-in-kind	3/28/12	$ 355,749
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 4,771
Fidelity Securities Lending Cash Central Fund	36,513
Total	$ 41,284
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 54,807,696	$ 52,258,321	$ 2,549,375	$ -
Consumer Staples	50,472,365	50,472,365	-	-
Energy	49,348,195	41,566,705	7,781,490	-
Financials	106,205,420	102,748,679	3,456,741	-
Health Care	7,856,033	7,856,033	-	-
Industrials	38,105,705	38,105,705	-	-
Information Technology	53,860,686	53,860,686	-	-
Materials	30,710,559	30,710,559	-	-
Telecommunication Services	36,983,202	18,570,641	18,412,561	-
Utilities	20,041,446	20,041,446	-	-
Corporate Bonds	355,725	-	-	355,725
Money Market Funds	13,526,085	13,526,085	-	-
Total Investments in Securities:	$ 462,273,117	$ 429,717,225	$ 32,200,167	$ 355,725

The following is a summary of transfers between Level 1 and Level 2 for the period ended July 31, 2012. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this listing:

Transfers	Total
Level 1 to Level 2	$ 0
Level 2 to Level 1	$ 130,987,309
Income Tax Information

At July 31, 2012, the cost of investment securities for income tax purposes was $421,411,745. Net unrealized appreciation aggregated $40,861,372, of which $58,235,084 related to appreciated investment securities and $17,373,712 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendor or broker to value its investments. When current market prices, quotations or rates are not readily available or reliable, securities will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by security type and may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	September 28, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 28, 2012